UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund
Fidelity International Enhanced Index Fund

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2011

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Small Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity International Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 950.60	$ 2.21
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 917.40	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 941.00	$ 2.20
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 916.60	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 911.10	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.40
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 892.90	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 3.15

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.2	4.5
Exxon Mobil Corp.	3.9	5.8
Microsoft Corp.	3.4	2.1
International Business Machines Corp.	3.1	3.1
Google, Inc. Class A	2.4	2.0
Philip Morris International, Inc.	2.0	1.6
The Coca-Cola Co.	1.8	1.4
Oracle Corp.	1.8	1.8
Abbott Laboratories	1.3	0.8
United Technologies Corp.	1.3	1.0
	26.2
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	30.0
Consumer Discretionary	14.5	13.9
Consumer Staples	13.6	8.0
Industrials	11.2	12.6
Health Care	11.2	9.3
Energy	10.3	12.9
Materials	5.4	5.4
Financials	2.8	5.4
Telecommunication Services	1.0	0.7
Utilities	0.8	0.0

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Autoliv, Inc.	3,510	$ 195,928
Lear Corp.	200	9,556
		205,484
Automobiles - 0.6%
Ford Motor Co. (a)(e)	42,304	470,420
Distributors - 0.4%
Genuine Parts Co.	5,700	313,614
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. (a)(e)	3,700	266,992
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc.	12,151	274,370
International Game Technology	18,836	287,437
McDonald's Corp.	9,900	895,554
Panera Bread Co. Class A (a)(e)	1,700	195,755
Starbucks Corp. (e)	16,700	644,954
Wynn Resorts Ltd.	900	139,248
Yum! Brands, Inc.	10,200	554,574
		2,991,892
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)(e)	3,262	702,276
Priceline.com, Inc. (a)	1,160	623,222
		1,325,498
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	2,769	304,230
Media - 2.4%
CBS Corp. Class B	6,193	155,135
Comcast Corp. Class A	3,000	64,530
DIRECTV (a)	16,100	707,917
DISH Network Corp. Class A (a)	10,600	263,516
Liberty Media Corp. Starz Series A (a)	400	27,548
McGraw-Hill Companies, Inc.	1,900	80,009
Sirius XM Radio, Inc. (a)(e)	171,300	308,340
Time Warner Cable, Inc.	4,300	281,650
Viacom, Inc. Class B (non-vtg.)	1,300	62,712
		1,951,357
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	2,450	174,979
Kohl's Corp.	9,100	421,694
Macy's, Inc.	9,100	236,145
Nordstrom, Inc.	2,100	95,466
		928,284
Specialty Retail - 2.3%
AutoZone, Inc. (a)(e)	1,050	322,350
Bed Bath & Beyond, Inc. (a)(e)	3,300	187,638
Home Depot, Inc.	3,360	112,157
Limited Brands, Inc.	10,624	400,950
PetSmart, Inc.	8,000	337,440
Signet Jewelers Ltd.	7,100	276,474

	Shares	Value
TJX Companies, Inc. (e)	700	$ 38,234
Williams-Sonoma, Inc.	6,800	225,148
		1,900,391
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	9,337	524,926
NIKE, Inc. Class B	7,100	615,215
VF Corp.	1,300	152,178
		1,292,319
TOTAL CONSUMER DISCRETIONARY		11,950,481
CONSUMER STAPLES - 13.6%
Beverages - 4.5%
Brown-Forman Corp. Class B (non-vtg.)	3,061	219,627
Coca-Cola Enterprises, Inc.	12,100	334,202
Dr Pepper Snapple Group, Inc.	10,100	388,648
Hansen Natural Corp. (a)	3,961	337,953
PepsiCo, Inc.	15,612	1,005,881
The Coca-Cola Co.	20,853	1,469,094
		3,755,405
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	3,600	282,744
Kroger Co.	15,500	365,180
Safeway, Inc. (e)	6,200	113,646
Wal-Mart Stores, Inc. (e)	16,600	883,286
Walgreen Co.	15,570	548,220
Whole Foods Market, Inc. (e)	2,644	174,583
		2,367,659
Food Products - 2.1%
ConAgra Foods, Inc.	9,053	221,074
Hershey Co. (e)	6,061	355,478
Hormel Foods Corp. (e)	11,100	306,471
Mead Johnson Nutrition Co. Class A	4,400	313,500
Sara Lee Corp.	20,133	363,199
Tyson Foods, Inc. Class A	9,300	162,471
		1,722,193
Household Products - 1.0%
Clorox Co. (e)	3,621	252,384
Colgate-Palmolive Co.	5,200	467,844
Kimberly-Clark Corp.	1,100	76,076
		796,304
Personal Products - 0.4%
Herbalife Ltd.	6,049	337,534
Tobacco - 2.7%
Altria Group, Inc.	10,600	288,214
Lorillard, Inc.	2,500	278,550
Philip Morris International, Inc.	24,300	1,684,476
		2,251,240
TOTAL CONSUMER STAPLES		11,230,335
Common Stocks - continued
	Shares	Value
ENERGY - 10.3%
Energy Equipment & Services - 3.1%
Core Laboratories NV	2,764	$ 308,407
Halliburton Co.	11,187	496,367
Helmerich & Payne, Inc. (e)	2,942	167,753
National Oilwell Varco, Inc.	4,193	277,241
Schlumberger Ltd.	13,482	1,053,214
SEACOR Holdings, Inc. (e)	3,100	275,094
		2,578,076
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	4,300	425,313
ConocoPhillips	3,500	238,245
CVR Energy, Inc. (a)	9,800	279,006
EOG Resources, Inc. (e)	362	33,518
Exxon Mobil Corp.	43,500	3,220,740
HollyFrontier Corp.	5,983	429,340
Marathon Oil Corp.	7,800	209,976
Marathon Petroleum Corp.	7,800	289,068
Murphy Oil Corp.	2,200	117,876
Noble Energy, Inc. (e)	2,100	185,556
Occidental Petroleum Corp.	1,377	119,441
Tesoro Corp. (a)	3,000	72,180
Valero Energy Corp.	12,700	288,544
		5,908,803
TOTAL ENERGY		8,486,879
FINANCIALS - 2.8%
Consumer Finance - 1.2%
American Express Co. (e)	12,500	621,375
Credit Acceptance Corp. (a)	854	59,046
Discover Financial Services	11,470	288,585
		969,006
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc. (e)	13,100	237,503
Apartment Investment & Management Co. Class A	9,800	260,386
Public Storage	3,800	470,174
Rayonier, Inc. (e)	7,353	308,385
Simon Property Group, Inc. (e)	400	47,000
		1,323,448
TOTAL FINANCIALS		2,292,454
HEALTH CARE - 11.2%
Biotechnology - 1.7%
Amgen, Inc.	2,311	128,041
Biogen Idec, Inc. (a)	6,056	570,475
Celgene Corp. (a)	1,114	66,250

	Shares	Value
Gilead Sciences, Inc. (a)(e)	8,483	$ 338,344
United Therapeutics Corp. (a)	7,200	310,680
		1,413,790
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	11,513	644,498
Becton, Dickinson & Co.	2,300	187,174
C. R. Bard, Inc. (e)	2,100	200,046
CareFusion Corp. (a)	352	9,015
Covidien PLC	4,900	255,682
Hill-Rom Holdings, Inc.	6,973	211,282
Medtronic, Inc.	5,999	210,385
Stryker Corp.	351	17,143
		1,735,225
Health Care Providers & Services - 3.2%
Aetna, Inc.	7,000	280,210
AMERIGROUP Corp. (a)(e)	4,300	212,721
AmerisourceBergen Corp.	7,895	312,484
Cardinal Health, Inc. (e)	8,876	377,230
Express Scripts, Inc. (a)	669	31,403
Humana, Inc.	3,618	280,902
McKesson Corp.	1,100	87,923
Medco Health Solutions, Inc. (a)	3,043	164,748
Quest Diagnostics, Inc. (e)	3,600	180,252
UnitedHealth Group, Inc.	5,900	280,368
Wellcare Health Plans, Inc. (a)	2,400	109,992
WellPoint, Inc.	4,500	284,850
		2,603,083
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	2,200	81,114
Pharmaceutical Product Development, Inc.	1,600	50,368
		131,482
Pharmaceuticals - 4.0%
Abbott Laboratories	21,100	1,107,961
Allergan, Inc.	189	15,462
Bristol-Myers Squibb Co. (e)	9,600	285,600
Eli Lilly & Co. (e)	12,677	475,514
Forest Laboratories, Inc. (a)(e)	7,097	243,001
Johnson & Johnson	7,900	519,820
Pfizer, Inc.	11,700	222,066
Sanofi-Aventis rights (a)	691	726
Warner Chilcott PLC	7,981	136,156
Watson Pharmaceuticals, Inc. (a)(e)	4,400	295,328
		3,301,634
TOTAL HEALTH CARE		9,185,214
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.8%
General Dynamics Corp.	4,400	281,952
Honeywell International, Inc.	7,950	380,090
L-3 Communications Holdings, Inc.	4,200	284,844
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	6,014	$ 446,179
Northrop Grumman Corp.	5,100	278,562
Rockwell Collins, Inc. (e)	700	35,322
The Boeing Co. (e)	4,926	329,352
United Technologies Corp.	14,665	1,088,876
		3,125,177
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B (e)	6,703	451,715
Construction & Engineering - 0.8%
Fluor Corp.	6,800	412,896
KBR, Inc.	8,700	261,435
		674,331
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	900	42,642
Emerson Electric Co.	6,331	294,708
		337,350
Industrial Conglomerates - 1.2%
3M Co. (e)	6,590	546,838
Danaher Corp.	752	34,449
General Electric Co.	13,800	225,078
Tyco International Ltd.	3,800	158,004
		964,369
Machinery - 3.4%
Caterpillar, Inc. (e)	6,600	600,600
CNH Global NV (a)(e)	5,000	165,600
Cummins, Inc.	1,518	141,053
Deere & Co. (e)	3,700	299,034
Dover Corp.	3,600	207,072
Eaton Corp.	1,250	53,688
Illinois Tool Works, Inc. (e)	2,704	125,844
Joy Global, Inc.	4,058	338,640
Navistar International Corp. (a)	100	4,140
Pall Corp. (e)	6,100	311,893
Parker Hannifin Corp.	4,800	352,464
Timken Co.	4,900	192,815
		2,792,843
Professional Services - 0.3%
Towers Watson & Co.	4,200	247,758
Road & Rail - 0.7%
CSX Corp.	14,100	309,354
Union Pacific Corp.	3,117	287,294
		596,648
TOTAL INDUSTRIALS		9,190,191
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	16,619	260,586

	Shares	Value
Motorola Solutions, Inc.	6,700	$ 282,003
QUALCOMM, Inc.	15,711	808,488
		1,351,077
Computers & Peripherals - 6.5%
Apple, Inc. (a)	11,025	4,242,751
Dell, Inc. (a)(e)	29,108	432,690
EMC Corp. (a)	13,500	304,965
NetApp, Inc. (a)(e)	8,638	324,962
		5,305,368
Electronic Equipment & Components - 0.2%
Vishay Intertechnology, Inc. (a)(e)	14,137	161,162
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	3,653	1,976,127
IT Services - 6.7%
Accenture PLC Class A (e)	13,300	712,747
Amdocs Ltd. (a)	9,000	247,230
Automatic Data Processing, Inc.	542	27,116
Cognizant Technology Solutions Corp. Class A (a)	2,300	145,935
DST Systems, Inc.	3,000	140,760
Fiserv, Inc. (a)	3,400	189,822
Global Payments, Inc.	6,300	288,729
International Business Machines Corp. (e)	15,005	2,579,510
MasterCard, Inc. Class A	832	274,319
Teradata Corp. (a)(e)	3,000	157,080
The Western Union Co.	16,800	277,536
Visa, Inc. Class A (e)	5,300	465,764
		5,506,548
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	4,119	147,996
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	9,446	343,733
Avago Technologies Ltd.	10,900	360,899
Broadcom Corp. Class A	1,100	39,215
Intel Corp.	11,910	239,748
Texas Instruments, Inc.	2,400	62,904
		1,046,499
Software - 7.5%
Activision Blizzard, Inc. (e)	23,400	277,056
Adobe Systems, Inc. (a)	12,603	318,100
Autodesk, Inc. (a)	9,700	273,540
BMC Software, Inc. (a)	6,450	261,935
CA, Inc. (e)	11,600	243,484
Electronic Arts, Inc. (a)(e)	15,100	340,958
Intuit, Inc. (e)	5,000	246,650
Microsoft Corp.	104,186	2,771,348
Oracle Corp.	51,923	1,457,479
		6,190,550
TOTAL INFORMATION TECHNOLOGY		21,685,327
Common Stocks - continued
	Shares	Value
MATERIALS - 5.4%
Chemicals - 3.8%
Albemarle Corp.	3,608	$ 182,962
CF Industries Holdings, Inc.	2,601	475,515
E.I. du Pont de Nemours & Co.	6,700	323,409
Eastman Chemical Co.	3,500	289,555
Huntsman Corp.	14,500	190,095
LyondellBasell Industries NV Class A	8,500	294,525
Monsanto Co.	4,561	314,390
PPG Industries, Inc. (e)	1,848	141,538
Praxair, Inc.	900	88,641
Rockwood Holdings, Inc. (a)	5,707	291,057
The Mosaic Co.	7,100	505,023
		3,096,710
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc.	1,410	116,819
Freeport-McMoRan Copper & Gold, Inc.	17,900	843,806
Newmont Mining Corp.	3,050	190,991
		1,151,616
Paper & Forest Products - 0.2%
Domtar Corp.	2,474	198,712
TOTAL MATERIALS		4,447,038
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	7,995	227,698
Verizon Communications, Inc.	14,202	513,686
		741,384
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)(e)	13,000	48,880
TOTAL TELECOMMUNICATION SERVICES		790,264
UTILITIES - 0.8%
Electric Utilities - 0.3%
Northeast Utilities	8,100	281,070
Multi-Utilities - 0.5%
Ameren Corp.	4,300	130,118
CenterPoint Energy, Inc.	14,100	282,141
		412,259
TOTAL UTILITIES		693,329
TOTAL COMMON STOCKS (Cost $72,846,883)		79,951,512
U.S. Treasury Obligations - 0.7%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 11/17/11 to 1/19/12 (f) (Cost $514,877)	$ 515,000	$ 514,969
Money Market Funds - 30.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,612,559	6,612,559
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	18,480,953	18,480,953
TOTAL MONEY MARKET FUNDS (Cost $25,093,512)		25,093,512
TOTAL INVESTMENT PORTFOLIO - 128.4% (Cost $98,455,272)	105,559,993
NET OTHER ASSETS (LIABILITIES) - (28.4)%	(23,325,843)
NET ASSETS - 100%	$ 82,234,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 2,070,090	$ 163,081
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $514,969.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,329
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,950,481	$ 11,950,481	$ -	$ -
Consumer Staples	11,230,335	11,230,335	-	-
Energy	8,486,879	8,486,879	-	-
Financials	2,292,454	2,292,454	-	-
Health Care	9,185,214	9,185,214	-	-
Industrials	9,190,191	9,190,191	-	-
Information Technology	21,685,327	21,685,327	-	-
Materials	4,447,038	4,447,038	-	-
Telecommunication Services	790,264	790,264	-	-
Utilities	693,329	693,329	-	-
U.S. Government and Government Agency Obligations	514,969	-	514,969	-
Money Market Funds	25,093,512	25,093,512	-	-
Total Investments in Securities:	$ 105,559,993	$ 105,045,024	$ 514,969	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 163,081	$ 163,081	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 163,081	$ -
Total Value of Derivatives	$ 163,081	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $6,700,751 of which $97,236, $3,305,345 and $3,298,170 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,111,423) - See accompanying schedule: Unaffiliated issuers (cost $79,974,319)	$ 87,079,040
Fidelity Central Funds (cost $18,480,953)	18,480,953
Total Investments (cost $98,455,272)		$ 105,559,993
Receivable for investments sold		4,829,736
Receivable for fund shares sold		273,708
Dividends receivable		158,630
Interest receivable		58
Distributions receivable from Fidelity Central Funds		886
Receivable for daily variation margin on futures contracts		91,510
Total assets		110,914,521

Liabilities
Payable for investments purchased	$ 10,141,448
Payable for fund shares redeemed	29,086
Accrued management fee	19,280
Other affiliated payables	9,604
Collateral on securities loaned, at value	18,480,953
Total liabilities		28,680,371

Net Assets		$ 82,234,150
Net Assets consist of:
Paid in capital		$ 80,586,288
Undistributed net investment income		404,559
Accumulated undistributed net realized gain (loss) on investments		(6,024,499)
Net unrealized appreciation (depreciation) on investments		7,267,802
Net Assets, for 8,501,862 shares outstanding		$ 82,234,150
Net Asset Value, offering price and redemption price per share ($82,234,150 ÷ 8,501,862 shares)		$ 9.67

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 582,999
Interest		1,588
Income from Fidelity Central Funds		4,329
Total income		588,916

Expenses
Management fee	$ 113,474
Transfer agent fees	56,845
Independent trustees' compensation	217
Miscellaneous	106
Total expenses		170,642
Net investment income (loss)		418,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,258,713
Futures contracts	(447,758)
Total net realized gain (loss)		810,955
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,333,039)
Futures contracts	142,784
Total change in net unrealized appreciation (depreciation)		(5,190,255)
Net gain (loss)		(4,379,300)
Net increase (decrease) in net assets resulting from operations		$ (3,961,026)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 418,274	$ 624,173
Net realized gain (loss)	810,955	118,632
Change in net unrealized appreciation (depreciation)	(5,190,255)	9,180,999
Net increase (decrease) in net assets resulting from operations	(3,961,026)	9,923,804
Distributions to shareholders from net investment income	(121,617)	(603,819)
Share transactions Proceeds from sales of shares	35,104,939	32,035,214
Reinvestment of distributions	116,470	566,082
Cost of shares redeemed	(17,019,479)	(23,618,873)
Net increase (decrease) in net assets resulting from share transactions	18,201,930	8,982,423
Total increase (decrease) in net assets	14,119,287	18,302,408

Net Assets
Beginning of period	68,114,863	49,812,455
End of period (including undistributed net investment income of $404,559 and undistributed net investment income of $107,902, respectively)	$ 82,234,150	$ 68,114,863
Other Information Shares
Sold	3,507,289	3,413,789
Issued in reinvestment of distributions	11,419	59,959
Redeemed	(1,701,396)	(2,689,220)
Net increase (decrease)	1,817,312	784,528

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 8.44	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.11	.11	.09	.08
Net realized and unrealized gain (loss)	(.56)	1.75	2.83	(3.65)	(.78)
Total from investment operations	(.50)	1.86	2.94	(3.56)	(.70)
Distributions from net investment income	(.02)	(.11)	(.10)	(.09)	(.05)
Net asset value, end of period	$ 9.67	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Total Return B, C	(4.94)%	22.14%	52.50%	(38.61)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.11% A	1.25%	1.42%	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,234	$ 68,115	$ 49,812	$ 22,104	$ 34,942
Portfolio turnover rate F	82% A	80%	35% I	58% I	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.3	2.9
General Electric Co.	3.0	2.6
AT&T, Inc.	2.9	2.4
Pfizer, Inc.	2.6	2.2
JPMorgan Chase & Co.	2.4	2.9
Procter & Gamble Co.	2.2	2.3
Johnson & Johnson	2.2	2.0
Wells Fargo & Co.	1.9	2.3
Berkshire Hathaway, Inc. Class B	1.9	2.2
Cisco Systems, Inc.	1.7	0.0
	24.1
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	27.0
Health Care	13.5	13.1
Energy	11.5	13.8
Information Technology	9.0	7.0
Consumer Staples	8.6	8.1
Consumer Discretionary	8.2	8.1
Industrials	8.1	9.3
Utilities	6.8	5.1
Telecommunication Services	4.7	4.4
Materials	3.2	3.3

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.8%
Autoliv, Inc.	5,100	$ 284,682
Lear Corp.	7,300	348,794
		633,476
Automobiles - 0.1%
Ford Motor Co. (a)(d)	4,500	50,040
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. (a)(d)	4,000	288,640
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	5,753	129,903
International Game Technology	12,600	192,276
		322,179
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	2,610	286,761
Media - 2.1%
Comcast Corp. Class A	12,977	279,135
DISH Network Corp. Class A (a)	11,100	275,946
Liberty Media Corp. Starz Series A (a)	1,600	110,192
News Corp. Class A	12,055	208,190
The Walt Disney Co.	16,355	557,051
Time Warner, Inc.	5,197	164,537
Washington Post Co. Class B	400	142,304
		1,737,355
Multiline Retail - 1.0%
Kohl's Corp.	6,700	310,478
Macy's, Inc.	14,063	364,935
Target Corp.	3,600	186,012
		861,425
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	7,800	86,346
Best Buy Co., Inc. (d)	13,400	342,906
Foot Locker, Inc. (d)	15,200	317,224
Limited Brands, Inc.	7,400	279,276
Lowe's Companies, Inc.	7,100	141,503
PetSmart, Inc.	6,800	286,824
Signet Jewelers Ltd.	7,743	301,512
		1,755,591
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	4,700	264,234
NIKE, Inc. Class B	3,400	294,610
VF Corp.	3,000	351,180
		910,024
TOTAL CONSUMER DISCRETIONARY		6,845,491
CONSUMER STAPLES - 8.6%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	11,600	320,392

	Shares	Value
Dr Pepper Snapple Group, Inc.	7,513	$ 289,100
PepsiCo, Inc.	4,353	280,464
		889,956
Food & Staples Retailing - 2.3%
CVS Caremark Corp. (d)	12,508	449,162
Kroger Co.	14,548	342,751
Safeway, Inc. (d)	12,000	219,960
Wal-Mart Stores, Inc. (d)	11,000	585,310
Walgreen Co.	8,400	295,764
		1,892,947
Food Products - 1.9%
ConAgra Foods, Inc.	16,178	395,067
Hershey Co. (d)	3,700	217,005
Kraft Foods, Inc. Class A	13,262	464,435
Smithfield Foods, Inc. (a)(d)	9,500	208,240
Tyson Foods, Inc. Class A	20,217	353,191
		1,637,938
Household Products - 2.7%
Clorox Co.	5,700	397,290
Procter & Gamble Co.	29,346	1,868,753
		2,266,043
Tobacco - 0.6%
Lorillard, Inc.	4,100	456,822
Philip Morris International, Inc.	400	27,728
		484,550
TOTAL CONSUMER STAPLES		7,171,434
ENERGY - 11.5%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc.	9,002	595,212
SEACOR Holdings, Inc. (d)	3,300	292,842
		888,054
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	1,532	112,985
Apache Corp.	739	76,169
Chevron Corp.	27,496	2,719,625
ConocoPhillips	20,300	1,381,821
CVR Energy, Inc. (a)	9,995	284,558
Devon Energy Corp.	1,256	85,194
Exxon Mobil Corp.	13,500	999,540
Hess Corp.	800	47,472
HollyFrontier Corp.	5,074	364,110
Marathon Oil Corp.	19,951	537,081
Marathon Petroleum Corp.	12,525	464,177
Murphy Oil Corp.	4,600	246,468
Occidental Petroleum Corp.	10,218	886,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	20,300	$ 461,216
Williams Companies, Inc.	1,500	40,485
		8,707,210
TOTAL ENERGY		9,595,264
FINANCIALS - 24.2%
Capital Markets - 1.7%
Bank of New York Mellon Corp. (d)	5,775	119,369
Goldman Sachs Group, Inc.	5,836	678,260
Morgan Stanley	34,235	599,113
		1,396,742
Commercial Banks - 4.9%
BB&T Corp. (d)	1,700	37,893
Fifth Third Bancorp	36,200	384,444
First Citizen Bancshares, Inc.	900	143,100
Huntington Bancshares, Inc.	58,900	296,267
KeyCorp	33,500	222,440
M&T Bank Corp.	3,000	228,210
PNC Financial Services Group, Inc.	11,785	590,900
Popular, Inc. (a)	31,800	66,144
U.S. Bancorp	21,886	507,974
Wells Fargo & Co.	60,705	1,584,401
		4,061,773
Consumer Finance - 2.2%
American Express Co. (d)	11,300	561,723
Capital One Financial Corp.	11,813	543,989
Credit Acceptance Corp. (a)(d)	987	68,241
Discover Financial Services	18,471	464,730
SLM Corp.	15,900	218,307
		1,856,990
Diversified Financial Services - 5.4%
Bank of America Corp.	120,212	982,132
Citigroup, Inc.	31,050	964,103
CME Group, Inc.	1,311	350,194
JPMorgan Chase & Co.	52,905	1,987,112
The NASDAQ Stock Market, Inc. (a)	10,700	253,483
		4,537,024
Insurance - 6.8%
ACE Ltd.	9,121	589,034
AFLAC, Inc.	1,581	59,635
Allied World Assurance Co. Holdings Ltd.	5,000	259,500
Allstate Corp.	2,600	68,198
American International Group, Inc. (a)(d)	13,200	334,356
Axis Capital Holdings Ltd.	4,160	119,226
Berkshire Hathaway, Inc. Class B (a)(d)	21,300	1,554,900
Endurance Specialty Holdings Ltd.	800	28,928
Fidelity National Financial, Inc. Class A	8,100	137,619
Hartford Financial Services Group, Inc.	4,800	91,872

	Shares	Value
HCC Insurance Holdings, Inc.	2,900	$ 84,796
Mercury General Corp.	4,900	193,599
MetLife, Inc.	3,345	112,392
Principal Financial Group, Inc.	3,900	98,904
Progressive Corp.	4,000	76,720
Prudential Financial, Inc.	10,995	552,059
Reinsurance Group of America, Inc.	5,200	277,524
The Chubb Corp.	1,093	67,646
The Travelers Companies, Inc.	11,132	561,721
Torchmark Corp. (d)	2,743	104,810
Validus Holdings Ltd.	11,086	286,241
		5,659,680
Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc. (d)	26,262	476,130
Apartment Investment & Management Co. Class A	11,400	302,898
Equity Residential (SBI) (d)	1,750	107,065
Highwoods Properties, Inc. (SBI)	4,000	131,040
Liberty Property Trust (SBI) (d)	10,900	369,946
MFA Financial, Inc.	21,000	157,290
Public Storage	2,700	334,071
Rayonier, Inc.	6,600	276,804
Simon Property Group, Inc. (d)	2,095	246,163
Vornado Realty Trust (d)	1,800	154,638
		2,556,045
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group, Inc.	880	9,469
New York Community Bancorp, Inc. (d)	6,000	76,860
		86,329
TOTAL FINANCIALS		20,154,583
HEALTH CARE - 13.5%
Biotechnology - 1.1%
Amgen, Inc.	11,100	614,996
Biogen Idec, Inc. (a)	2,986	281,281
		896,277
Health Care Equipment & Supplies - 0.1%
Zimmer Holdings, Inc. (a)(d)	1,800	102,402
Health Care Providers & Services - 3.5%
Aetna, Inc.	11,911	476,797
AMERIGROUP Corp. (a)(d)	1,600	79,152
Cardinal Health, Inc. (d)	9,002	382,585
Humana, Inc.	5,517	428,340
McKesson Corp.	1,600	127,888
UnitedHealth Group, Inc.	17,874	849,372
WellPoint, Inc.	9,263	586,348
		2,930,482
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	100	5,493
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	31,950	950,513
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	17,165	$ 643,859
Forest Laboratories, Inc. (a)(d)	11,037	377,907
Johnson & Johnson	27,925	1,837,465
Merck & Co., Inc.	37,227	1,232,958
Pfizer, Inc.	116,351	2,208,342
Warner Chilcott PLC	5,466	93,250
		7,344,294
TOTAL HEALTH CARE		11,278,948
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	8,475	543,078
ITT Corp.	1,500	71,010
L-3 Communications Holdings, Inc. (d)	5,630	381,827
Lockheed Martin Corp.	4,100	304,179
Northrop Grumman Corp.	8,800	480,656
Raytheon Co.	8,226	355,610
		2,136,360
Air Freight & Logistics - 0.0%
FedEx Corp.	300	23,616
Airlines - 0.2%
Southwest Airlines Co. (d)	20,100	173,262
Industrial Conglomerates - 3.2%
General Electric Co.	152,316	2,484,274
Tyco International Ltd.	5,200	216,216
		2,700,490
Machinery - 0.9%
AGCO Corp. (a)	1,800	77,112
CNH Global NV (a)(d)	8,300	274,896
Eaton Corp.	2,800	120,260
Pall Corp. (d)	2,000	102,260
Parker Hannifin Corp.	2,000	146,860
		721,388
Road & Rail - 1.2%
CSX Corp.	11,772	258,278
Norfolk Southern Corp.	3,764	254,748
Union Pacific Corp.	5,100	470,067
		983,093
TOTAL INDUSTRIALS		6,738,209
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	90,500	1,419,040
EchoStar Holding Corp. Class A (a)	200	4,870
Motorola Solutions, Inc.	10,721	451,247
		1,875,157

	Shares	Value
Computers & Peripherals - 1.0%
Dell, Inc. (a)(d)	18,900	$ 280,949
Hewlett-Packard Co.	21,000	546,630
		827,579
Electronic Equipment & Components - 0.6%
Corning, Inc.	8,180	122,945
Tech Data Corp. (a)	3,600	169,488
Vishay Intertechnology, Inc. (a)(d)	22,387	255,212
		547,645
IT Services - 1.6%
Accenture PLC Class A (d)	5,100	273,309
Amdocs Ltd. (a)	5,500	151,085
CACI International, Inc. Class A (a)(d)	3,400	187,204
Computer Sciences Corp.	10,300	315,798
Fiserv, Inc. (a)	1,200	66,996
International Business Machines Corp. (d)	1,041	178,958
Visa, Inc. Class A (d)	1,600	140,608
		1,313,958
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	8,600	284,746
Intel Corp.	56,447	1,136,278
KLA-Tencor Corp. (d)	3,000	110,040
Marvell Technology Group Ltd. (a)	27,200	357,680
		1,888,744
Software - 1.3%
Activision Blizzard, Inc. (d)	32,100	380,064
Microsoft Corp.	12,200	324,520
Oracle Corp.	3,845	107,929
Symantec Corp. (a)	15,928	273,165
		1,085,678
TOTAL INFORMATION TECHNOLOGY		7,538,761
MATERIALS - 3.2%
Chemicals - 1.9%
Cabot Corp.	1,800	61,974
Dow Chemical Co.	5,190	147,656
Huntsman Corp.	18,100	237,291
LyondellBasell Industries NV Class A	12,100	419,265
PPG Industries, Inc. (d)	3,395	260,023
Rockwood Holdings, Inc. (a)	2,763	140,913
The Mosaic Co.	4,600	327,198
		1,594,320
Containers & Packaging - 0.3%
Sealed Air Corp.	15,400	283,668
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	6,054	285,386
Newmont Mining Corp.	2,100	131,502
		416,888
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	3,728	$ 299,433
International Paper Co.	2,500	67,875
		367,308
TOTAL MATERIALS		2,662,184
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	83,996	2,392,206
Verizon Communications, Inc.	35,845	1,296,514
		3,688,720
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(d)	48,678	183,029
TOTAL TELECOMMUNICATION SERVICES		3,871,749
UTILITIES - 6.8%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	5,770	222,895
Cleco Corp. (d)	5,300	188,309
DPL, Inc.	7,633	228,379
Duke Energy Corp. (d)	19,900	376,309
Edison International	608	22,612
Entergy Corp.	6,957	453,666
Exelon Corp. (d)	7,864	339,096
FirstEnergy Corp. (d)	2,100	92,925
NextEra Energy, Inc.	4,622	262,160
Northeast Utilities	10,547	365,981
Pinnacle West Capital Corp. (d)	4,783	211,600
PPL Corp.	13,439	388,118
Progress Energy, Inc.	869	42,407
Southern Co.	8,984	371,578
		3,566,035
Gas Utilities - 0.4%
UGI Corp.	11,200	333,312
Multi-Utilities - 2.1%
Ameren Corp.	13,922	421,280
CenterPoint Energy, Inc.	19,800	396,198
Dominion Resources, Inc.	1,674	81,591
PG&E Corp.	3,719	157,500
Public Service Enterprise Group, Inc.	9,800	334,474
Sempra Energy (d)	6,400	336,128
Xcel Energy, Inc. (d)	708	17,466
		1,744,637
TOTAL UTILITIES		5,643,984
TOTAL COMMON STOCKS (Cost $80,142,412)		81,500,607
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 11/17/11 to 12/15/11 (e) (Cost $199,962)	$ 200,000	$ 199,989
Money Market Funds - 19.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	2,291,123	2,291,123
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,910,529	13,910,529
TOTAL MONEY MARKET FUNDS (Cost $16,201,652)		16,201,652
TOTAL INVESTMENT PORTFOLIO - 117.4% (Cost $96,544,026)	97,902,248
NET OTHER ASSETS (LIABILITIES) - (17.4)%	(14,521,121)
NET ASSETS - 100%	$ 83,381,127
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,826,550	$ (380)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,989.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,284
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,845,491	$ 6,845,491	$ -	$ -
Consumer Staples	7,171,434	7,171,434	-	-
Energy	9,595,264	9,595,264	-	-
Financials	20,154,583	20,154,583	-	-
Health Care	11,278,948	11,278,948	-	-
Industrials	6,738,209	6,738,209	-	-
Information Technology	7,538,761	7,538,761	-	-
Materials	2,662,184	2,662,184	-	-
Telecommunication Services	3,871,749	3,871,749	-	-
Utilities	5,643,984	5,643,984	-	-
U.S. Government and Government Agency Obligations	199,989	-	199,989	-
Money Market Funds	16,201,652	16,201,652	-	-
Total Investments in Securities:	$ 97,902,248	$ 97,702,259	$ 199,989	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (380)	$ (380)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (380)
Total Value of Derivatives	$ -	$ (380)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $187,547 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,678,074) - See accompanying schedule: Unaffiliated issuers (cost $82,633,497)	$ 83,991,719
Fidelity Central Funds (cost $13,910,529)	13,910,529
Total Investments (cost $96,544,026)		$ 97,902,248
Receivable for investments sold		4,911,216
Receivable for fund shares sold		113,367
Dividends receivable		216,046
Interest receivable		22
Distributions receivable from Fidelity Central Funds		891
Receivable for daily variation margin on futures contracts		30,012
Total assets		103,173,802

Liabilities
Payable for investments purchased	$ 5,772,379
Payable for fund shares redeemed	79,545
Accrued management fee	20,171
Other affiliated payables	10,051
Collateral on securities loaned, at value	13,910,529
Total liabilities		19,792,675

Net Assets		$ 83,381,127
Net Assets consist of:
Paid in capital		$ 77,942,827
Undistributed net investment income		773,099
Accumulated undistributed net realized gain (loss) on investments		3,307,359
Net unrealized appreciation (depreciation) on investments		1,357,842
Net Assets, for 11,500,364 shares outstanding		$ 83,381,127
Net Asset Value, offering price and redemption price per share ($83,381,127 ÷ 11,500,364 shares)		$ 7.25

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 983,603
Interest		960
Income from Fidelity Central Funds		7,284
Total income		991,847

Expenses
Management fee	$ 131,100
Transfer agent fees	65,676
Independent trustees' compensation	251
Miscellaneous	132
Total expenses		197,159
Net investment income (loss)		794,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,983,276
Futures contracts	(122,784)
Total net realized gain (loss)		3,860,492
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,195,547)
Futures contracts	(21,522)
Total change in net unrealized appreciation (depreciation)		(12,217,069)
Net gain (loss)		(8,356,577)
Net increase (decrease) in net assets resulting from operations		$ (7,561,889)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 794,688	$ 1,234,031
Net realized gain (loss)	3,860,492	1,469,805
Change in net unrealized appreciation (depreciation)	(12,217,069)	10,756,617
Net increase (decrease) in net assets resulting from operations	(7,561,889)	13,460,453
Distributions to shareholders from net investment income	(188,919)	(1,184,075)
Share transactions Proceeds from sales of shares	18,667,625	22,891,708
Reinvestment of distributions	184,249	1,155,878
Cost of shares redeemed	(12,843,029)	(20,225,202)
Net increase (decrease) in net assets resulting from share transactions	6,008,845	3,822,384
Total increase (decrease) in net assets	(1,741,963)	16,098,762

Net Assets
Beginning of period	85,123,090	69,024,328
End of period (including undistributed net investment income of $773,099 and undistributed net investment income of $167,330, respectively)	$ 83,381,127	$ 85,123,090
Other Information Shares
Sold	2,415,174	3,182,934
Issued in reinvestment of distributions	23,205	158,090
Redeemed	(1,681,477)	(2,904,695)
Net increase (decrease)	756,902	436,329

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 6.70	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.12	.13	.20	.18
Net realized and unrealized gain (loss)	(.72)	1.22	2.11	(4.14)	(1.37)
Total from investment operations	(.65)	1.34	2.24	(3.94)	(1.19)
Distributions from net investment income	(.02)	(.12)	(.13)	(.15)	(.13)
Net asset value, end of period	$ 7.25	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Total Return B, C	(8.26)%	20.15%	48.83%	(45.82)%	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.82% A	1.76%	2.11%	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,381	$ 85,123	$ 69,024	$ 20,162	$ 24,379
Portfolio turnover rate F	87% A	83%	89% I	72% I	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.9
Apple, Inc.	3.2	3.1
Chevron Corp.	2.2	2.1
Microsoft Corp.	2.1	1.9
International Business Machines Corp.	1.9	1.8
General Electric Co.	1.8	2.3
AT&T, Inc.	1.7	1.5
Johnson & Johnson	1.7	1.4
Pfizer, Inc.	1.7	1.1
Wells Fargo & Co.	1.6	1.5
	21.2
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	20.0
Financials	12.9	15.1
Health Care	12.6	11.2
Consumer Staples	12.2	8.6
Energy	12.0	14.3
Consumer Discretionary	9.5	11.1
Industrials	9.3	10.3
Materials	4.4	4.4
Telecommunication Services	3.0	2.8
Utilities	2.8	1.7

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.2%
Ford Motor Co. (a)(e)	15,877	$ 176,552
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. (a)(e)	3,800	274,208
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	3,618	81,694
McDonald's Corp.	7,591	686,682
Starbucks Corp.	12,464	481,360
Wynn Resorts Ltd.	736	113,874
Yum! Brands, Inc.	5,100	277,287
		1,640,897
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)(e)	1,243	267,605
Liberty Media Corp. Interactive Series A (a)	2,700	42,714
Priceline.com, Inc. (a)	83	44,593
		354,912
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	2,486	273,137
Media - 2.2%
Comcast Corp. Class A	23,877	513,594
DIRECTV (a)	6,203	272,746
DISH Network Corp. Class A (a)	9,900	246,114
Liberty Media Corp. Starz Series A (a)	4,000	275,480
The Walt Disney Co.	6,620	225,477
Washington Post Co. Class B	725	257,926
		1,791,337
Multiline Retail - 1.0%
Kohl's Corp.	7,900	366,086
Macy's, Inc.	11,724	304,238
Target Corp.	2,038	105,303
		775,627
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)(e)	2,874	163,416
Express, Inc.	8,185	156,252
Home Depot, Inc.	8,661	289,104
Limited Brands, Inc.	9,000	339,660
Lowe's Companies, Inc.	584	11,639
RadioShack Corp.	1,300	16,913
Signet Jewelers Ltd.	7,000	272,580
		1,249,564
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	7,000	393,540
NIKE, Inc. Class B	6,136	531,684
VF Corp.	1,226	143,516
		1,068,740
TOTAL CONSUMER DISCRETIONARY		7,604,974

	Shares	Value
CONSUMER STAPLES - 12.2%
Beverages - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	1,440	$ 103,320
Coca-Cola Enterprises, Inc.	12,700	350,774
Constellation Brands, Inc. Class A (sub. vtg.) (a)(e)	12,932	255,666
Dr Pepper Snapple Group, Inc.	8,744	336,469
PepsiCo, Inc.	7,492	482,710
The Coca-Cola Co.	13,017	917,048
		2,445,987
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	1,372	107,757
CVS Caremark Corp. (e)	11,401	409,410
Kroger Co.	16,600	391,096
Safeway, Inc. (e)	8,666	158,848
Wal-Mart Stores, Inc. (e)	19,852	1,056,325
Walgreen Co.	13,814	486,391
		2,609,827
Food Products - 1.6%
ConAgra Foods, Inc.	12,100	295,482
General Mills, Inc. (e)	914	34,650
Hershey Co. (e)	4,945	290,024
Kraft Foods, Inc. Class A	5,119	179,267
Smithfield Foods, Inc. (a)(e)	6,260	137,219
Tyson Foods, Inc. Class A	18,137	316,853
		1,253,495
Household Products - 1.6%
Colgate-Palmolive Co.	1,748	157,268
Kimberly-Clark Corp.	732	50,625
Procter & Gamble Co.	17,284	1,100,645
		1,308,538
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A (e)	8,100	342,549
Tobacco - 2.3%
Altria Group, Inc.	10,337	281,063
Lorillard, Inc.	3,490	388,856
Philip Morris International, Inc.	16,526	1,145,582
		1,815,501
TOTAL CONSUMER STAPLES		9,775,897
ENERGY - 12.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	172	10,511
Halliburton Co.	9,170	406,873
National Oilwell Varco, Inc.	6,152	406,770
Schlumberger Ltd.	6,293	491,609
SEACOR Holdings, Inc.	3,000	266,220
		1,581,983
Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	540	39,825
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	28	$ 2,886
Chevron Corp.	17,834	1,763,961
ConocoPhillips	14,968	1,018,872
CVR Energy, Inc. (a)	9,100	259,077
Exxon Mobil Corp.	36,284	2,686,467
HollyFrontier Corp.	4,879	350,117
Marathon Oil Corp.	15,378	413,976
Marathon Petroleum Corp.	9,889	366,486
Murphy Oil Corp.	3,344	179,172
Occidental Petroleum Corp.	6,809	590,613
Valero Energy Corp.	16,186	367,746
		8,039,198
TOTAL ENERGY		9,621,181
FINANCIALS - 12.9%
Capital Markets - 0.7%
Bank of New York Mellon Corp. (e)	737	15,234
Franklin Resources, Inc. (e)	901	108,048
Goldman Sachs Group, Inc.	2,385	277,185
Morgan Stanley	9,430	165,025
		565,492
Commercial Banks - 2.5%
Fifth Third Bancorp	17,100	181,602
KeyCorp	24,074	159,851
PNC Financial Services Group, Inc.	4,536	227,435
U.S. Bancorp	8,711	202,182
Wells Fargo & Co.	48,300	1,260,630
		2,031,700
Consumer Finance - 2.0%
American Express Co. (e)	13,405	666,363
Capital One Financial Corp.	9,131	420,483
Discover Financial Services	15,106	380,067
SLM Corp.	12,450	170,939
		1,637,852
Diversified Financial Services - 2.8%
Bank of America Corp.	42,173	344,553
Citigroup, Inc.	14,680	455,814
JPMorgan Chase & Co.	29,902	1,123,119
Moody's Corp. (e)	2,675	82,470
The NASDAQ Stock Market, Inc. (a)	10,503	248,816
		2,254,772
Insurance - 3.2%
ACE Ltd.	6,709	433,267
Berkshire Hathaway, Inc. Class B (a)(e)	11,235	820,155
Marsh & McLennan Companies, Inc.	6,000	178,320
MetLife, Inc.	602	20,227
Prudential Financial, Inc.	7,277	365,378
Reinsurance Group of America, Inc.	898	47,926

	Shares	Value
The Travelers Companies, Inc.	8,469	$ 427,346
Validus Holdings Ltd.	10,000	258,200
		2,550,819
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc. (e)	13,704	248,454
Liberty Property Trust (SBI) (e)	9,200	312,248
Public Storage	548	67,804
Rayonier, Inc.	5,857	245,643
Simon Property Group, Inc. (e)	3,162	371,535
Vornado Realty Trust (e)	973	83,590
Weyerhaeuser Co.	2,100	37,863
		1,367,137
TOTAL FINANCIALS		10,407,772
HEALTH CARE - 12.6%
Biotechnology - 1.0%
Amgen, Inc.	6,740	373,430
Biogen Idec, Inc. (a)	4,415	415,893
		789,323
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	9,029	505,443
Becton, Dickinson & Co.	1,578	128,418
Covidien PLC	2,377	124,032
Medtronic, Inc.	1,818	63,757
		821,650
Health Care Providers & Services - 3.2%
Aetna, Inc.	9,601	384,328
AMERIGROUP Corp. (a)(e)	3,500	173,145
AmerisourceBergen Corp.	2,595	102,710
Cardinal Health, Inc. (e)	9,117	387,473
Humana, Inc.	4,869	378,029
McKesson Corp.	1,152	92,079
UnitedHealth Group, Inc.	13,561	644,419
WellPoint, Inc.	6,948	439,808
		2,601,991
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	2,432	89,668
Pharmaceuticals - 7.3%
Abbott Laboratories	16,925	888,732
Bristol-Myers Squibb Co.	22,850	679,788
Eli Lilly & Co.	15,608	585,456
Forest Laboratories, Inc. (a)(e)	2,989	102,343
Johnson & Johnson	20,769	1,366,600
Merck & Co., Inc.	22,779	754,440
Pfizer, Inc.	71,654	1,359,993
Warner Chilcott PLC	6,549	111,726
		5,849,078
TOTAL HEALTH CARE		10,151,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	6,769	$ 433,758
Honeywell International, Inc.	5,697	272,374
L-3 Communications Holdings, Inc. (e)	4,840	328,249
Lockheed Martin Corp.	5,062	375,550
Northrop Grumman Corp.	7,049	385,016
Raytheon Co.	8,746	378,090
The Boeing Co.	2,112	141,208
United Technologies Corp.	10,225	759,206
		3,073,451
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B (e)	6,405	431,633
Airlines - 0.0%
Alaska Air Group, Inc. (a)	317	18,300
Electrical Equipment - 0.1%
Emerson Electric Co.	1,158	53,905
Industrial Conglomerates - 2.5%
3M Co. (e)	4,653	386,106
General Electric Co.	92,436	1,507,631
Tyco International Ltd.	3,403	141,497
		2,035,234
Machinery - 1.6%
Caterpillar, Inc. (e)	4,649	423,059
Cummins, Inc.	311	28,898
Deere & Co. (e)	1,271	102,722
Eaton Corp.	2,481	106,559
Illinois Tool Works, Inc. (e)	1,349	62,782
Joy Global, Inc.	631	52,657
Pall Corp. (e)	6,200	317,006
Parker Hannifin Corp.	2,837	208,321
		1,302,004
Road & Rail - 0.8%
CSX Corp.	11,638	255,338
Norfolk Southern Corp.	2,481	167,914
Union Pacific Corp.	1,889	174,109
		597,361
TOTAL INDUSTRIALS		7,511,888
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	60,398	947,041
Motorola Solutions, Inc.	9,200	387,228
QUALCOMM, Inc.	8,228	423,413
		1,757,682
Computers & Peripherals - 4.0%
Apple, Inc. (a)	6,637	2,554,117
Dell, Inc. (a)(e)	26,594	395,320

	Shares	Value
EMC Corp. (a)	2,106	$ 47,575
Hewlett-Packard Co.	7,741	201,498
		3,198,510
Electronic Equipment & Components - 0.4%
Corning, Inc.	9,534	143,296
Vishay Intertechnology, Inc. (a)(e)	16,127	183,848
		327,144
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	2,242	1,212,832
IT Services - 4.9%
Accenture PLC Class A (e)	9,821	526,307
Amdocs Ltd. (a)	10,000	274,700
Computer Sciences Corp.	2,000	61,320
DST Systems, Inc.	2,389	112,092
Fiserv, Inc. (a)	2,410	134,550
Global Payments, Inc.	5,317	243,678
International Business Machines Corp. (e)	9,089	1,562,490
MasterCard, Inc. Class A	649	213,982
The Western Union Co.	10,742	177,458
Visa, Inc. Class A (e)	6,920	608,130
		3,914,707
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	2,299	83,661
Avago Technologies Ltd.	8,300	274,813
Intel Corp.	46,968	945,466
KLA-Tencor Corp. (e)	2,024	74,240
Texas Instruments, Inc.	7,335	192,250
		1,570,430
Software - 4.0%
Activision Blizzard, Inc.	24,000	284,160
BMC Software, Inc. (a)	4,744	192,654
CA, Inc. (e)	12,372	259,688
Microsoft Corp.	63,036	1,676,758
Oracle Corp.	27,328	767,097
Symantec Corp. (a)	2,848	48,843
		3,229,200
TOTAL INFORMATION TECHNOLOGY		15,210,505
MATERIALS - 4.4%
Chemicals - 2.2%
CF Industries Holdings, Inc.	897	163,990
E.I. du Pont de Nemours & Co.	5,881	283,876
Eastman Chemical Co.	600	49,638
Huntsman Corp.	15,700	205,827
LyondellBasell Industries NV Class A	7,700	266,805
Monsanto Co.	558	38,463
PPG Industries, Inc. (e)	3,202	245,241
Rockwood Holdings, Inc. (a)	3,418	174,318
The Mosaic Co.	4,500	320,085
		1,748,243
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Sealed Air Corp.	14,200	$ 261,564
Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	3,850	318,973
Freeport-McMoRan Copper & Gold, Inc.	12,606	594,247
Newmont Mining Corp.	6,320	395,758
		1,308,978
Paper & Forest Products - 0.3%
Domtar Corp. (e)	3,154	253,329
TOTAL MATERIALS		3,572,114
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	48,345	1,376,862
Verizon Communications, Inc.	27,566	997,062
		2,373,924
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)(e)	14,531	54,637
TOTAL TELECOMMUNICATION SERVICES		2,428,561
UTILITIES - 2.8%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	4,035	155,872
Duke Energy Corp. (e)	4,510	85,284
Entergy Corp.	5,800	378,218
Exelon Corp. (e)	4,056	174,895
NextEra Energy, Inc.	1,311	74,360
Northeast Utilities	2,369	82,204
PPL Corp.	7,700	222,376
Southern Co.	1,823	75,399
		1,248,608
Gas Utilities - 0.4%
UGI Corp.	9,500	282,720
Multi-Utilities - 0.9%
Ameren Corp.	10,900	329,834
CenterPoint Energy, Inc.	16,800	336,168
Sempra Energy (e)	1,538	80,776
		746,778
TOTAL UTILITIES		2,278,106
TOTAL COMMON STOCKS (Cost $97,726,971)		78,562,708
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 12/15/11 (f) (Cost $299,925)	$ 300,000	$ 299,987
Money Market Funds - 21.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,879,780	2,879,780
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	14,225,525	14,225,525
TOTAL MONEY MARKET FUNDS (Cost $17,105,305)		17,105,305
TOTAL INVESTMENT PORTFOLIO - 119.2% (Cost $115,132,201)	95,968,000
NET OTHER ASSETS (LIABILITIES) - (19.2)%	(15,431,188)
NET ASSETS - 100%	$ 80,536,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,948,320	$ 66,739

The face value of futures purchased as a percentage of net assets is 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,987.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 17,794
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,604,974	$ 7,604,974	$ -	$ -
Consumer Staples	9,775,897	9,775,897	-	-
Energy	9,621,181	9,621,181	-	-
Financials	10,407,772	10,407,772	-	-
Health Care	10,151,710	10,151,710	-	-
Industrials	7,511,888	7,511,888	-	-
Information Technology	15,210,505	15,210,505	-	-
Materials	3,572,114	3,572,114	-	-
Telecommunication Services	2,428,561	2,428,561	-	-
Utilities	2,278,106	2,278,106	-	-
U.S. Government and Government Agency Obligations	299,987	-	299,987	-
Money Market Funds	17,105,305	17,105,305	-	-
Total Investments in Securities:	$ 95,968,000	$ 95,668,013	$ 299,987	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 66,739	$ 66,739	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 66,739	$ -
Total Value of Derivatives	$ 66,739	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $85,601,774 of which $45,690,051 and $39,911,723 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,976,131) - See accompanying schedule: Unaffiliated issuers (cost $100,906,676)	$ 81,742,475
Fidelity Central Funds (cost $14,225,525)	14,225,525
Total Investments (cost $115,132,201)		$ 95,968,000
Receivable for investments sold		3,941,600
Receivable for fund shares sold		13,707
Dividends receivable		213,903
Interest receivable		23
Distributions receivable from Fidelity Central Funds		680
Receivable for daily variation margin on futures contracts		39,203
Total assets		100,177,116

Liabilities
Payable for investments purchased	$ 5,370,894
Payable for fund shares redeemed	14,491
Accrued management fee	19,620
Other affiliated payables	9,774
Collateral on securities loaned, at value	14,225,525
Total liabilities		19,640,304

Net Assets		$ 80,536,812
Net Assets consist of:
Paid in capital		$ 167,797,374
Undistributed net investment income		3,290,630
Accumulated undistributed net realized gain (loss) on investments		(71,453,730)
Net unrealized appreciation (depreciation) on investments		(19,097,462)
Net Assets, for 9,437,703 shares outstanding		$ 80,536,812
Net Asset Value, offering price and redemption price per share ($80,536,812 ÷ 9,437,703 shares)		$ 8.53

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,576,274
Interest		8,771
Income from Fidelity Central Funds		17,794
Total income		4,602,839

Expenses
Management fee	$ 742,179
Transfer agent fees	364,092
Independent trustees' compensation	1,328
Interest	1,769
Miscellaneous	1,278
Total expenses before reductions	1,110,646
Expense reductions	(32)	1,110,614
Net investment income (loss)		3,492,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,814,095
Futures contracts	(35,727)
Total net realized gain (loss)		17,778,368
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,199,307)
Futures contracts	100,366
Total change in net unrealized appreciation (depreciation)		(50,098,941)
Net gain (loss)		(32,320,573)
Net increase (decrease) in net assets resulting from operations		$ (28,828,348)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,492,225	$ 15,016,843
Net realized gain (loss)	17,778,368	64,507,363
Change in net unrealized appreciation (depreciation)	(50,098,941)	92,870,217
Net increase (decrease) in net assets resulting from operations	(28,828,348)	172,394,423
Distributions to shareholders from net investment income	(2,264,397)	(15,976,149)
Share transactions Proceeds from sales of shares	43,182,372	140,360,567
Reinvestment of distributions	2,249,226	15,540,824
Cost of shares redeemed	(902,447,748)	(349,858,780)
Net increase (decrease) in net assets resulting from share transactions	(857,016,150)	(193,957,389)
Total increase (decrease) in net assets	(888,108,895)	(37,539,115)

Net Assets
Beginning of period	968,645,707	1,006,184,822
End of period (including undistributed net investment income of $3,290,630 and undistributed net investment income of $2,062,802, respectively)	$ 80,536,812	$ 968,645,707
Other Information Shares
Sold	4,768,990	17,443,766
Issued in reinvestment of distributions	247,985	1,846,723
Redeemed	(102,138,561)	(43,600,768)
Net increase (decrease)	(97,121,586)	(24,310,279)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.69	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.13	.12	.16	.15
Net realized and unrealized gain (loss)	(.59)	1.42	2.43	(3.95)	(.90)
Total from investment operations	(.53)	1.55	2.55	(3.79)	(.75)
Distributions from net investment income	(.03)	(.15)	(.13)	(.14)	(.05)
Net asset value, end of period	$ 8.53	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Total Return B, C	(5.90)%	20.25%	48.52%	(41.51)%	(7.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.41% A	1.58%	1.76%	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,537	$ 968,646	$ 1,006,185	$ 723,548	$ 834,523
Portfolio turnover rate F	68% A	64%	60% I	45% I	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Bed Bath & Beyond, Inc.	0.8	0.1
Annaly Capital Management, Inc.	0.8	0.4
Humana, Inc.	0.8	0.7
Discover Financial Services	0.8	0.6
CF Industries Holdings, Inc.	0.8	0.6
VF Corp.	0.8	0.5
Entergy Corp.	0.8	0.0
HollyFrontier Corp.	0.8	0.0
Valero Energy Corp.	0.7	0.5
Republic Services, Inc.	0.7	0.0
	7.8
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.1	12.1
Financials	16.2	15.5
Information Technology	12.8	15.6
Industrials	10.7	13.1
Health Care	10.1	10.1
Materials	8.2	7.1
Consumer Staples	7.9	4.1
Energy	7.3	10.6
Utilities	4.6	3.5
Telecommunication Services	0.8	1.4

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.7%
Autoliv, Inc.	3,949	$ 220,433
TRW Automotive Holdings Corp. (a)	6,920	288,495
		508,928
Automobiles - 0.2%
Ford Motor Co. (a)(e)	14,225	158,182
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,063	377,550
ITT Educational Services, Inc. (a)(e)	4,608	332,513
		710,063
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	12,324	278,276
International Game Technology	11,797	180,022
MGM Mirage, Inc. (a)	2,925	32,380
Panera Bread Co. Class A (a)	1,267	145,895
Wyndham Worldwide Corp.	1,019	33,097
Wynn Resorts Ltd.	3,199	494,949
		1,164,619
Household Durables - 1.1%
Leggett & Platt, Inc.	16,048	356,105
Tupperware Brands Corp.	5,846	388,759
		744,864
Leisure Equipment & Products - 0.9%
Mattel, Inc.	7,391	198,596
Polaris Industries, Inc.	3,541	389,050
		587,646
Media - 2.8%
DISH Network Corp. Class A (a)	14,238	353,957
Liberty Media Corp. Starz Series A (a)	5,362	369,281
McGraw-Hill Companies, Inc.	11,352	478,033
Sirius XM Radio, Inc. (a)(e)	221,130	398,034
Virgin Media, Inc. (e)	13,662	346,468
		1,945,773
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	6,211	443,590
Macy's, Inc.	18,394	477,324
Nordstrom, Inc.	180	8,183
		929,097
Specialty Retail - 6.1%
Aarons, Inc. Class A	13,065	348,052
AutoZone, Inc. (a)	1,443	443,001
Bed Bath & Beyond, Inc. (a)	9,971	566,951
Best Buy Co., Inc. (e)	15,892	406,676
Limited Brands, Inc.	12,532	472,958
PetSmart, Inc.	9,285	391,641
RadioShack Corp.	15,307	199,144
Ross Stores, Inc.	3,900	298,448
Signet Jewelers Ltd.	8,576	333,949
Staples, Inc.	2,242	33,047

	Shares	Value
TJX Companies, Inc.	5,749	$ 314,010
Williams-Sonoma, Inc.	11,017	364,773
		4,172,650
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	5,204	292,569
VF Corp.	4,532	530,516
		823,085
TOTAL CONSUMER DISCRETIONARY		11,744,907
CONSUMER STAPLES - 7.9%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	5,506	395,056
Coca-Cola Enterprises, Inc.	16,893	466,585
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,775	292,102
Dr Pepper Snapple Group, Inc.	9,869	379,759
		1,533,502
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	7,605	386,486
Safeway, Inc.	20,625	378,056
SUPERVALU, Inc. (e)	5,460	43,516
		808,058
Food Products - 3.3%
Bunge Ltd.	2,925	189,277
ConAgra Foods, Inc.	1,365	33,333
Corn Products International, Inc.	5,811	271,722
Hershey Co.	7,289	427,500
Mead Johnson Nutrition Co. Class A	1,339	95,404
Sara Lee Corp.	9,435	170,207
Smithfield Foods, Inc. (a)(e)	13,368	293,027
The J.M. Smucker Co.	5,543	399,595
Tyson Foods, Inc. Class A	20,370	355,864
		2,235,929
Personal Products - 1.2%
Avon Products, Inc.	1,214	27,388
Herbalife Ltd.	7,869	439,090
Nu Skin Enterprises, Inc. Class A	8,775	371,095
		837,573
TOTAL CONSUMER STAPLES		5,415,062
ENERGY - 7.3%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	1,084	56,325
Core Laboratories NV	3,523	393,096
Diamond Offshore Drilling, Inc. (e)	4,431	282,388
Helix Energy Solutions Group, Inc. (a)	16,575	279,952
Helmerich & Payne, Inc.	6,163	351,414
Oceaneering International, Inc.	9,454	403,591
SEACOR Holdings, Inc.	3,607	320,085
		2,086,851
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	2,760	$ 91,273
Arch Coal, Inc.	876	17,792
El Paso Corp.	6,670	127,664
Energen Corp.	3,644	178,920
HollyFrontier Corp.	7,322	525,427
Murphy Oil Corp.	7,414	397,242
Noble Energy, Inc. (e)	3,300	291,588
Peabody Energy Corp.	7,334	357,899
Pioneer Natural Resources Co.	253	19,777
Stone Energy Corp. (a)	2,416	63,807
Tesoro Corp. (a)	13,044	313,839
Valero Energy Corp.	22,078	501,612
W&T Offshore, Inc.	2,925	61,776
		2,948,616
TOTAL ENERGY		5,035,467
FINANCIALS - 16.2%
Capital Markets - 0.3%
American Capital Ltd. (a)	20,345	177,205
Raymond James Financial, Inc.	1,738	48,803
		226,008
Commercial Banks - 4.2%
BOK Financial Corp.	1,744	85,805
East West Bancorp, Inc.	14,819	247,329
Fifth Third Bancorp	31,426	333,744
First Citizen Bancshares, Inc.	975	155,025
Huntington Bancshares, Inc.	66,007	332,015
KeyCorp	44,699	296,801
M&T Bank Corp.	5,385	409,637
Popular, Inc. (a)	142,642	296,695
Regions Financial Corp.	76,245	346,152
SunTrust Banks, Inc.	17,434	346,937
		2,850,140
Consumer Finance - 1.9%
Credit Acceptance Corp. (a)(e)	3,925	271,375
Discover Financial Services	21,500	540,940
Nelnet, Inc. Class A	4,290	82,368
SLM Corp.	28,860	396,248
		1,290,931
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	17,160	257,572
Moody's Corp. (e)	2,060	63,510
NYSE Euronext	3,952	107,811
The NASDAQ Stock Market, Inc. (a)	14,207	336,564
		765,457
Insurance - 1.9%
American International Group, Inc. (a)(e)	10,651	269,790
American International Group, Inc. warrants 1/19/21 (a)	574	4,305

	Shares	Value
American National Insurance Co.	975	$ 73,086
Aon Corp.	2,556	119,442
HCC Insurance Holdings, Inc.	1,462	42,749
Marsh & McLennan Companies, Inc.	4,093	121,644
Progressive Corp.	4,140	79,405
Reinsurance Group of America, Inc.	5,344	285,209
Validus Holdings Ltd.	12,285	317,199
		1,312,829
Real Estate Investment Trusts - 6.4%
Alexanders, Inc.	156	67,532
Annaly Capital Management, Inc.	30,734	557,207
AvalonBay Communities, Inc. (e)	292	39,823
Camden Property Trust (SBI)	6,337	423,438
Equity Lifestyle Properties, Inc.	3,315	228,470
Equity Residential (SBI)	2,391	146,281
Hospitality Properties Trust (SBI)	12,187	286,151
Host Hotels & Resorts, Inc.	1,195	14,137
Liberty Property Trust (SBI)	11,992	407,008
MFA Financial, Inc.	26,368	197,496
Prologis, Inc.	2,047	55,740
Public Storage	2,840	351,393
Rayonier, Inc.	9,330	391,300
SL Green Realty Corp.	4,276	308,898
Ventas, Inc.	7,878	421,315
Vornado Realty Trust (e)	5,586	479,893
Weyerhaeuser Co.	1,256	22,646
		4,398,728
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	16,406	248,715
TOTAL FINANCIALS		11,092,808
HEALTH CARE - 10.1%
Biotechnology - 1.0%
AVEO Pharmaceuticals, Inc. (a)	8,580	145,688
Biogen Idec, Inc. (a)	3,009	283,448
Myriad Genetics, Inc. (a)(e)	11,596	229,949
United Therapeutics Corp. (a)	758	32,708
Vertex Pharmaceuticals, Inc. (a)	253	11,453
		703,246
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	4,972	33,710
C. R. Bard, Inc.	76	7,240
Hill-Rom Holdings, Inc.	1,072	32,482
Kinetic Concepts, Inc. (a)	2,574	173,848
Varian Medical Systems, Inc. (a)(e)	3,702	210,866
Zimmer Holdings, Inc. (a)	585	33,281
		491,427
Health Care Providers & Services - 3.8%
AMERIGROUP Corp. (a)	5,377	266,000
AmerisourceBergen Corp.	8,618	341,100
CIGNA Corp.	9,911	463,240
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	12,090	$ 298,502
Humana, Inc.	7,009	544,179
Laboratory Corp. of America Holdings (a)	1,550	129,472
Magellan Health Services, Inc. (a)	6,142	306,302
Quest Diagnostics, Inc.	4,689	234,778
		2,583,573
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc. (a)	12,304	453,648
Bio-Rad Laboratories, Inc. Class A (a)	2,673	268,209
PerkinElmer, Inc.	11,645	266,321
Pharmaceutical Product Development, Inc.	10,065	316,846
Techne Corp.	975	70,658
Waters Corp. (a)	4,652	371,555
		1,747,237
Pharmaceuticals - 2.0%
Endo Pharmaceuticals Holdings, Inc. (a)	6,337	202,214
Forest Laboratories, Inc. (a)	11,906	407,661
ViroPharma, Inc. (a)	6,657	131,875
Warner Chilcott PLC	9,394	160,262
Watson Pharmaceuticals, Inc. (a)	6,990	469,169
		1,371,181
TOTAL HEALTH CARE		6,896,664
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.9%
Goodrich Corp.	534	47,622
ITT Corp.	585	27,694
L-3 Communications Holdings, Inc.	5,433	368,466
Rockwell Collins, Inc.	3,129	157,889
		601,671
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	8,460	384,930
Airlines - 0.9%
Alaska Air Group, Inc. (a)	4,436	256,090
Southwest Airlines Co.	43,192	372,315
		628,405
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co. (e)	8,945	136,411
Republic Services, Inc.	16,380	497,297
		633,708
Construction & Engineering - 0.7%
Fluor Corp.	6,803	413,078
KBR, Inc.	2,997	90,060
		503,138

	Shares	Value
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	3,380	$ 160,144
Hubbell, Inc. Class B	3,198	189,098
Rockwell Automation, Inc.	549	35,207
		384,449
Machinery - 5.7%
AGCO Corp. (a)	5,770	247,187
CNH Global NV (a)	8,970	297,086
Cummins, Inc.	3,312	307,751
Dover Corp.	8,040	462,461
Eaton Corp.	9,003	386,679
Ingersoll-Rand Co. Ltd.	1,773	59,413
Joy Global, Inc.	3,722	310,601
Kennametal, Inc.	9,067	334,210
Pall Corp.	7,914	404,643
Parker Hannifin Corp.	6,176	453,504
SPX Corp.	975	55,468
Timken Co.	7,965	313,423
Toro Co.	5,453	297,570
		3,929,996
Road & Rail - 0.4%
AMERCO (a)	3,324	243,682
TOTAL INDUSTRIALS		7,309,979
INFORMATION TECHNOLOGY - 12.8%
Computers & Peripherals - 1.3%
NetApp, Inc. (a)	6,209	233,583
SanDisk Corp. (a)	9,269	339,709
Western Digital Corp. (a)	10,699	315,514
		888,806
Electronic Equipment & Components - 0.7%
AVX Corp.	13,162	172,422
Vishay Intertechnology, Inc. (a)	24,612	280,577
		452,999
Internet Software & Services - 0.2%
IAC/InterActiveCorp (a)	3,464	136,932
IT Services - 3.8%
Amdocs Ltd. (a)	14,192	389,854
Computer Sciences Corp.	11,559	354,399
DST Systems, Inc.	5,479	257,075
Fidelity National Information Services, Inc.	14,250	401,565
Fiserv, Inc. (a)	7,137	398,459
Global Payments, Inc.	7,957	364,669
The Western Union Co.	26,211	433,006
		2,599,027
Office Electronics - 0.5%
Xerox Corp.	6,374	52,904
Zebra Technologies Corp. Class A (a)	8,783	315,573
		368,477
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	11,563	$ 420,778
Analog Devices, Inc.	12,953	427,708
Lam Research Corp. (a)	7,505	278,886
Linear Technology Corp.	6,064	173,612
Marvell Technology Group Ltd. (a)	30,907	406,427
Micron Technology, Inc. (a)	37,413	221,111
NVIDIA Corp. (a)	2,001	26,633
		1,955,155
Software - 3.4%
Activision Blizzard, Inc.	35,782	423,659
Autodesk, Inc. (a)	12,653	356,815
BMC Software, Inc. (a)	7,669	311,438
CA, Inc. (e)	17,624	369,928
Citrix Systems, Inc. (a)	960	58,013
Intuit, Inc.	9,453	466,316
MICROS Systems, Inc. (a)	5,850	278,811
Solera Holdings, Inc.	1,273	74,661
		2,339,641
TOTAL INFORMATION TECHNOLOGY		8,741,037
MATERIALS - 8.2%
Chemicals - 4.2%
Albemarle Corp.	5,897	299,037
Cabot Corp.	9,166	315,585
CF Industries Holdings, Inc.	2,920	533,834
Eastman Chemical Co.	3,701	306,184
Huntsman Corp.	20,475	268,427
International Flavors & Fragrances, Inc.	5,414	314,120
PPG Industries, Inc.	5,975	457,625
Rockwood Holdings, Inc. (a)	6,956	354,756
Sigma Aldrich Corp.	872	56,148
		2,905,716
Containers & Packaging - 1.3%
Aptargroup, Inc.	5,655	285,464
Crown Holdings, Inc. (a)	8,796	311,994
Sealed Air Corp.	16,965	312,495
		909,953
Metals & Mining - 1.3%
Cliffs Natural Resources, Inc.	5,183	429,412
Hecla Mining Co. (a)	25,053	192,157
Walter Energy, Inc.	2,926	239,171
		860,740
Paper & Forest Products - 1.4%
Domtar Corp.	3,886	312,124

	Shares	Value
International Paper Co.	15,631	$ 424,382
MeadWestvaco Corp.	7,084	194,952
		931,458
TOTAL MATERIALS		5,607,867
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	7,865	284,320
Vonage Holdings Corp. (a)	71,467	258,711
		543,031
UTILITIES - 4.6%
Electric Utilities - 2.2%
DPL, Inc.	5,952	178,081
Entergy Corp.	8,092	527,679
FirstEnergy Corp.	5,794	256,385
Northeast Utilities	4,083	141,680
NV Energy, Inc.	3,315	49,460
Pinnacle West Capital Corp.	6,220	275,173
Progress Energy, Inc.	1,975	96,380
		1,524,838
Gas Utilities - 0.5%
UGI Corp.	12,306	366,227
Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc. (a)	18,037	422,787
The AES Corp. (a)	36,632	397,824
		820,611
Multi-Utilities - 0.3%
NiSource, Inc.	8,092	172,845
Water Utilities - 0.4%
American Water Works Co., Inc.	9,750	290,355
TOTAL UTILITIES		3,174,876
TOTAL COMMON STOCKS (Cost $65,367,038)		65,561,698
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 12/15/11 to 3/1/12 (f) (Cost $229,932)	$ 230,000	229,984
Money Market Funds - 9.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,582,403	$ 2,582,403
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	4,108,723	4,108,723
TOTAL MONEY MARKET FUNDS (Cost $6,691,126)		6,691,126
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $72,288,096)	72,482,808
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(3,968,395)
NET ASSETS - 100%	$ 68,514,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	$ 2,798,080	$ 118,034

The face value of futures purchased as a percentage of net assets is 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 9,385
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,744,907	$ 11,744,907	$ -	$ -
Consumer Staples	5,415,062	5,415,062	-	-
Energy	5,035,467	5,035,467	-	-
Financials	11,092,808	11,092,808	-	-
Health Care	6,896,664	6,896,664	-	-
Industrials	7,309,979	7,309,979	-	-
Information Technology	8,741,037	8,741,037	-	-
Materials	5,607,867	5,607,867	-	-
Telecommunication Services	543,031	543,031	-	-
Utilities	3,174,876	3,174,876	-	-
U.S. Government and Government Agency Obligations	229,984	-	229,984	-
Money Market Funds	6,691,126	6,691,126	-	-
Total Investments in Securities:	$ 72,482,808	$ 72,252,824	$ 229,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 118,034	$ 118,034	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 118,034	$ -
Total Value of Derivatives	$ 118,034	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $2,108,052 of which $320,881, $1,278,726 and $508,445 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,015,445) - See accompanying schedule: Unaffiliated issuers (cost $68,179,373)	$ 68,374,085
Fidelity Central Funds (cost $4,108,723)	4,108,723
Total Investments (cost $72,288,096)		$ 72,482,808
Segregated cash with broker for futures contracts		2,100
Receivable for fund shares sold		99,121
Dividends receivable		99,652
Interest receivable		18
Distributions receivable from Fidelity Central Funds		409
Receivable for daily variation margin on futures contracts		25,280
Other receivables		42
Total assets		72,709,430

Liabilities
Payable for investments purchased	$ 29,991
Payable for fund shares redeemed	23,359
Accrued management fee	24,708
Other affiliated payables	8,236
Collateral on securities loaned, at value	4,108,723
Total liabilities		4,195,017

Net Assets		$ 68,514,413
Net Assets consist of:
Paid in capital		$ 65,242,944
Undistributed net investment income		317,414
Accumulated undistributed net realized gain (loss) on investments		2,641,309
Net unrealized appreciation (depreciation) on investments		312,746
Net Assets, for 7,433,349 shares outstanding		$ 68,514,413
Net Asset Value, offering price and redemption price per share ($68,514,413 ÷ 7,433,349 shares)		$ 9.22

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 509,702
Interest		1,462
Income from Fidelity Central Funds		9,385
Total income		520,549

Expenses
Management fee	$ 159,733
Transfer agent fees	53,314
Independent trustees' compensation	207
Miscellaneous	99
Total expenses		213,353
Net investment income (loss)		307,196
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,181,804
Futures contracts	(298,764)
Total net realized gain (loss)		4,883,040
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,996,882)
Futures contracts	29,928
Total change in net unrealized appreciation (depreciation)		(11,966,954)
Net gain (loss)		(7,083,914)
Net increase (decrease) in net assets resulting from operations		$ (6,776,718)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 307,196	$ 492,189
Net realized gain (loss)	4,883,040	1,994,944
Change in net unrealized appreciation (depreciation)	(11,966,954)	8,683,577
Net increase (decrease) in net assets resulting from operations	(6,776,718)	11,170,710
Distributions to shareholders from net investment income	(33,614)	(484,592)
Distributions to shareholders from net realized gain	(1,478,998)	(1,597,001)
Total distributions	(1,512,612)	(2,081,593)
Share transactions Proceeds from sales of shares	30,741,934	33,715,367
Reinvestment of distributions	1,469,202	2,003,001
Cost of shares redeemed	(17,515,437)	(16,323,316)
Net increase (decrease) in net assets resulting from share transactions	14,695,699	19,395,052
Redemption fees	4,083	2,930
Total increase (decrease) in net assets	6,410,452	28,487,099

Net Assets
Beginning of period	62,103,961	33,616,862
End of period (including undistributed net investment income of $317,414 and undistributed net investment income of $43,832, respectively)	$ 68,514,413	$ 62,103,961
Other Information Shares
Sold	3,048,603	3,640,627
Issued in reinvestment of distributions	143,337	217,027
Redeemed	(1,801,880)	(1,848,838)
Net increase (decrease)	1,390,060	2,008,816

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 8.33	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.10	.09	.10	.02
Net realized and unrealized gain (loss)	(.87)	2.30	3.20	(4.07)	(.86)
Total from investment operations	(.83)	2.40	3.29	(3.97)	(.84)
Distributions from net investment income	(.01)	(.10)	(.08)	(.08)	-
Distributions from net realized gain	(.22)	(.35)	-	-	-
Total distributions	(.23)	(.45)	(.08)	(.08)	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I
Net asset value, end of period	$ 9.22	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Total Return B, C	(8.34)%	29.44%	64.37%	(43.40)%	(8.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.60%	.60%	.60% A
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60%	.60%	.60% A
Net investment income (loss)	.87% A	1.16%	1.21%	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,514	$ 62,104	$ 33,617	$ 14,235	$ 5,967
Portfolio turnover rate F	105% A	59%	80% J	58% J	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CVR Energy, Inc.	0.8	0.6
Home Properties, Inc.	0.7	0.0
Nu Skin Enterprises, Inc. Class A	0.7	0.6
Wellcare Health Plans, Inc.	0.7	0.0
Esterline Technologies Corp.	0.7	0.2
Hexcel Corp.	0.7	0.0
MFA Financial, Inc.	0.7	0.7
Equity Lifestyle Properties, Inc.	0.6	0.0
PriceSmart, Inc.	0.7	0.4
Ruddick Corp.	0.6	0.0
	6.9
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	15.8
Information Technology	15.2	20.6
Consumer Discretionary	14.0	12.1
Industrials	12.9	14.8
Health Care	10.5	8.4
Energy	7.2	9.1
Materials	6.5	7.3
Consumer Staples	5.0	3.2
Utilities	3.1	1.0
Telecommunication Services	1.3	0.7

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.7%
Dana Holding Corp. (a)	38,196	$ 486,999
Standard Motor Products, Inc.	16,863	222,086
Superior Industries International, Inc.	5,928	102,080
		811,165
Distributors - 0.0%
Audiovox Corp. Class A (a)	4,800	30,768
Diversified Consumer Services - 0.5%
Lincoln Educational Services Corp.	32,300	317,509
Sotheby's Class A (Ltd. vtg.)	7,405	275,540
		593,049
Hotels, Restaurants & Leisure - 3.9%
AFC Enterprises, Inc. (a)	2,499	32,462
Ameristar Casinos, Inc.	25,168	469,887
Biglari Holdings, Inc. (a)	618	203,483
Bob Evans Farms, Inc.	16,400	520,864
Carrols Restaurant Group, Inc. (a)	4,700	43,428
CEC Entertainment, Inc.	2,000	62,120
DineEquity, Inc. (a)	9,107	381,583
Domino's Pizza, Inc. (a)	24,397	676,529
Krispy Kreme Doughnuts, Inc. (a)	58,000	527,220
Papa John's International, Inc. (a)	9,300	276,675
Ruth's Hospitality Group, Inc. (a)	18,847	99,701
Scientific Games Corp. Class A (a)	23,900	210,798
Shuffle Master, Inc. (a)	2,043	18,101
Sonic Corp. (a)	54,665	506,745
The Cheesecake Factory, Inc. (a)	11,800	323,910
		4,353,506
Household Durables - 2.1%
American Greetings Corp. Class A (e)	12,259	260,136
Blyth, Inc.	6,096	346,984
Helen of Troy Ltd. (a)	13,925	418,029
iRobot Corp. (a)	7,119	198,051
Libbey, Inc. (a)	7,710	99,922
Lifetime Brands, Inc.	3,104	32,902
Tempur-Pedic International, Inc. (a)	7,641	445,012
Tupperware Brands Corp.	7,394	491,701
		2,292,737
Leisure Equipment & Products - 1.0%
Arctic Cat, Inc. (a)	16,519	259,018
Polaris Industries, Inc.	4,764	523,421
Steinway Musical Instruments, Inc. (a)	866	21,537
Sturm Ruger & Co., Inc.	10,365	344,844
		1,148,820
Media - 0.4%
Global Sources Ltd. (a)	53,046	433,916
Specialty Retail - 4.1%
America's Car Mart, Inc. (a)	2,100	63,105

	Shares	Value
Barnes & Noble, Inc. (e)	20,400	$ 272,136
bebe Stores, Inc.	15,900	109,074
Big 5 Sporting Goods Corp.	2,200	16,346
Conn's, Inc. (a)	17,900	102,567
Express, Inc.	25,487	486,547
Finish Line, Inc. Class A	29,658	596,126
GNC Holdings, Inc. (e)	5,100	123,420
Group 1 Automotive, Inc.	5,210	217,518
Pier 1 Imports, Inc. (a)	53,668	573,174
Rent-A-Center, Inc.	25,047	705,824
Select Comfort Corp. (a)	26,126	414,881
Stein Mart, Inc.	9,900	70,092
Systemax, Inc. (a)	2,400	32,400
The Cato Corp. Class A (sub. vtg.)	19,328	490,545
Tractor Supply Co.	4,437	272,299
		4,546,054
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	8,760	239,674
Fossil, Inc. (a)	4,275	413,008
Iconix Brand Group, Inc. (a)	27,800	544,324
Movado Group, Inc.	20,125	276,920
		1,473,926
TOTAL CONSUMER DISCRETIONARY		15,683,941
CONSUMER STAPLES - 5.0%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	3,943	220,808
MGP Ingredients, Inc.	1,482	9,085
National Beverage Corp.	1,453	23,960
		253,853
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	8,100	364,500
Ingles Markets, Inc. Class A	800	12,264
PriceSmart, Inc.	10,987	719,209
Rite Aid Corp. (a)	61,800	67,980
Ruddick Corp.	17,459	713,899
Spartan Stores, Inc.	7,300	117,822
Susser Holdings Corp. (a)	1,900	40,090
Village Super Market, Inc. Class A	100	2,503
		2,038,267
Food Products - 1.6%
B&G Foods, Inc. Class A	28,554	519,968
Darling International, Inc. (a)	29,827	502,585
Fresh Del Monte Produce, Inc.	18,610	449,245
Seneca Foods Corp. Class A (a)	695	16,270
Smart Balance, Inc. (a)	49,509	250,020
		1,738,088
Personal Products - 1.4%
Elizabeth Arden, Inc. (a)	12,968	417,829
Inter Parfums, Inc.	8,131	134,649
Nature's Sunshine Products, Inc. (a)(e)	5,261	90,542
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	19,117	$ 808,458
Nutraceutical International Corp. (a)	800	11,160
Schiff Nutrition International, Inc.	3,900	40,092
USANA Health Sciences, Inc. (a)(e)	2,200	56,628
		1,559,358
TOTAL CONSUMER STAPLES		5,589,566
ENERGY - 7.2%
Energy Equipment & Services - 3.1%
Bristow Group, Inc.	4,352	191,401
Complete Production Services, Inc. (a)	22,811	662,888
Gulf Island Fabrication, Inc.	8,301	204,205
Helix Energy Solutions Group, Inc. (a)	41,761	705,343
Hercules Offshore, Inc. (a)	73,082	308,406
Newpark Resources, Inc. (a)	63,926	529,307
OYO Geospace Corp. (a)	5,464	402,697
RigNet, Inc.	11,641	178,922
Tesco Corp. (a)(e)	17,430	291,081
		3,474,250
Oil, Gas & Consumable Fuels - 4.1%
Alon USA Energy, Inc.	25,500	236,895
Callon Petroleum Co. (a)	22,861	131,451
CAMAC Energy, Inc. (a)(e)	18,981	15,754
Cloud Peak Energy, Inc. (a)	21,936	438,720
Crosstex Energy, Inc.	34,340	401,435
CVR Energy, Inc. (a)	29,688	845,217
Delek US Holdings, Inc.	13,171	195,063
Golar LNG Ltd. (NASDAQ)	8,700	287,013
Petroquest Energy, Inc. (a)(e)	13,224	100,502
Rex American Resources Corp. (a)	6,031	99,753
Stone Energy Corp. (a)	20,099	530,815
Targa Resources Corp.	3,900	116,376
Vaalco Energy, Inc. (a)	72,899	464,367
Warren Resources, Inc. (a)	30,987	104,736
Western Refining, Inc. (a)	32,600	568,544
		4,536,641
TOTAL ENERGY		8,010,891
FINANCIALS - 19.1%
Capital Markets - 1.2%
American Capital Ltd. (a)	56,974	496,244
Arlington Asset Investment Corp.	5,162	133,180
Artio Global Investors, Inc. Class A	9,673	87,928
Gleacher & Co., Inc. (a)	29,872	38,535
Kohlberg Capital Corp.	12,800	83,328
Medallion Financial Corp.	2,647	26,020
Prospect Capital Corp.	7,082	62,180

	Shares	Value
TICC Capital Corp.	19,050	$ 181,928
Triangle Capital Corp.	16,385	274,449
		1,383,792
Commercial Banks - 3.9%
Alliance Financial Corp.	2,608	79,022
American National Bankshares, Inc.	3,203	59,256
BancFirst Corp.	1,979	70,690
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	29,205	488,016
Bank of Marin Bancorp	2,098	74,710
Bank of the Ozarks, Inc.	13,750	312,400
Banner Bank	29,100	449,886
Boston Private Financial Holdings, Inc.	2,700	16,821
Central Pacific Financial Corp. (a)	6,100	74,359
Citizens & Northern Corp.	5,531	90,211
Community Bank System, Inc.	4,013	100,445
Eagle Bancorp, Inc., Maryland (a)(e)	5,939	73,584
Financial Institutions, Inc.	532	8,384
First Merchants Corp.	10,847	82,329
Hanmi Financial Corp. (a)(e)	202,770	196,687
MainSource Financial Group, Inc.	3,635	32,315
Merchants Bancshares, Inc.	12,912	351,594
Old National Bancorp, Indiana	24,338	238,756
Orrstown Financial Services, Inc.	69	987
Pacific Capital Bancorp NA (a)(e)	14,328	392,157
PrivateBancorp, Inc.	17,000	150,960
Prosperity Bancshares, Inc.	1,694	64,118
Republic Bancorp, Inc., Kentucky Class A	16,229	288,876
SCBT Financial Corp.	1,517	42,552
Southside Bancshares, Inc.	4,486	89,182
Southwest Bancorp, Inc., Oklahoma (a)	5,135	26,189
State Bank Financial Corp. (a)	9,515	134,828
Susquehanna Bancshares, Inc.	3,700	24,827
Washington Banking Co., Oak Harbor	459	5,095
Washington Trust Bancorp, Inc.	6,033	130,252
WesBanco, Inc.	9,172	177,753
		4,327,241
Consumer Finance - 3.0%
Advance America Cash Advance Centers, Inc.	59,900	500,764
Cash America International, Inc.	11,594	647,873
Credit Acceptance Corp. (a)	4,873	336,919
EZCORP, Inc. (non-vtg.) Class A (a)	19,122	641,543
First Cash Financial Services, Inc. (a)	10,062	469,996
Nelnet, Inc. Class A	26,943	517,306
Nicholas Financial, Inc.	269	2,986
World Acceptance Corp. (a)(e)	2,563	166,979
		3,284,366
Diversified Financial Services - 0.9%
Compass Diversified Holdings (e)	6,300	86,436
Encore Capital Group, Inc. (a)	10,028	237,363
MarketAxess Holdings, Inc.	10,281	303,084
NewStar Financial, Inc. (a)	19,087	196,023
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PHH Corp. (a)	7,300	$ 138,481
Vector Capital Corp. rights (a)	8,300	0
		961,387
Insurance - 1.0%
Amtrust Financial Services, Inc.	5,267	127,409
FBL Financial Group, Inc. Class A	15,260	445,134
Flagstone Reinsurance Holdings Ltd.	17,228	122,319
Maiden Holdings Ltd.	52,300	445,596
		1,140,458
Real Estate Investment Trusts - 8.3%
Alexanders, Inc.	1,073	464,502
Anworth Mortgage Asset Corp.	88,909	639,256
Capstead Mortgage Corp.	48,843	650,100
CBL & Associates Properties, Inc.	38,119	560,730
Crexus Investment Corp.	37,700	352,495
Dynex Capital, Inc.	19,891	182,599
Education Realty Trust, Inc.	14,900	134,100
Equity Lifestyle Properties, Inc.	10,563	728,002
Extra Space Storage, Inc.	15,113	324,930
Hatteras Financial Corp. (e)	1,455	40,173
Highwoods Properties, Inc. (SBI)	18,503	606,158
Home Properties, Inc.	12,306	822,902
LTC Properties, Inc.	19,228	518,964
MFA Financial, Inc.	97,769	732,290
Mid-America Apartment Communities, Inc.	4,915	351,324
Mission West Properties, Inc.	13,202	103,240
National Health Investors, Inc.	2,486	113,610
NorthStar Realty Finance Corp.	16,657	63,630
Pennymac Mortgage Investment Trust	12,038	205,128
PS Business Parks, Inc.	10,010	547,247
RAIT Financial Trust (e)	30,900	120,201
Saul Centers, Inc.	6,438	227,776
U-Store-It Trust	27,000	289,980
Universal Health Realty Income Trust (SBI)	1,667	62,379
Urstadt Biddle Properties, Inc. Class A	2,522	42,395
Walter Investment Management Corp.	8,500	211,225
Winthrop Realty Trust	17,408	177,910
		9,273,246
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)(e)	27,543	390,560
Dime Community Bancshares, Inc.	19,380	233,723
Doral Financial Corp. (a)	36,500	59,495
Flushing Financial Corp.	9,587	110,059
Fox Chase Bancorp, Inc.	5,400	69,714

	Shares	Value
Kaiser Federal Financial Group, Inc.	4,828	$ 57,115
NASB Financial, Inc. (a)	705	7,142
		927,808
TOTAL FINANCIALS		21,298,298
HEALTH CARE - 10.5%
Biotechnology - 1.7%
Affymax, Inc. (a)	8,800	41,272
Alkermes, Inc. (a)	4,300	74,562
AVEO Pharmaceuticals, Inc. (a)	23,073	391,780
Emergent BioSolutions, Inc. (a)	5,800	104,806
Nabi Biopharmaceuticals (a)	51,004	95,888
Neurocrine Biosciences, Inc. (a)	6,325	38,836
Osiris Therapeutics, Inc. (a)(e)	5,786	30,955
PDL BioPharma, Inc.	101,402	619,566
SciClone Pharmaceuticals, Inc. (a)	48,535	227,144
SuperGen, Inc. (a)	102,328	220,005
		1,844,814
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)	939	4,639
ArthroCare Corp. (a)	16,802	544,889
Atrion Corp.	200	42,980
Cantel Medical Corp.	10,710	267,000
CONMED Corp. (a)	5,000	117,250
Greatbatch, Inc. (a)	18,169	406,077
Haemonetics Corp. (a)	1,724	107,767
Invacare Corp.	17,330	435,330
Kensey Nash Corp. (a)	10,968	301,181
OraSure Technologies, Inc. (a)	6,200	45,446
RTI Biologics, Inc. (a)	67,563	227,012
Sirona Dental Systems, Inc. (a)	10,262	478,825
SurModics, Inc. (a)	5,200	55,432
Symmetry Medical, Inc. (a)	4,452	37,085
Thoratec Corp. (a)	15,355	526,062
Young Innovations, Inc.	7,269	199,243
		3,796,218
Health Care Providers & Services - 4.2%
Alliance Healthcare Services, Inc. (a)	4,100	6,519
American Dental Partners, Inc. (a)	18,867	207,160
AMERIGROUP Corp. (a)	8,063	398,877
Centene Corp. (a)	21,054	671,412
Chemed Corp.	5,212	302,557
Chindex International, Inc. (a)	5,922	62,536
Continucare Corp. (a)(e)	21,370	135,913
Five Star Quality Care, Inc. (a)	93,135	302,689
Magellan Health Services, Inc. (a)	13,350	665,765
Molina Healthcare, Inc. (a)	22,300	428,829
National Healthcare Corp.	461	15,872
PharMerica Corp. (a)	41,835	616,230
Providence Service Corp. (a)	9,538	101,484
Select Medical Holdings Corp. (a)	711	5,155
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Triple-S Management Corp. (a)	2,700	$ 46,035
Wellcare Health Plans, Inc. (a)	16,512	756,745
		4,723,778
Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	2,500	177,050
HealthStream, Inc. (a)	6,400	79,424
		256,474
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	52,416	293,530
Medtox Scientific, Inc.	1,600	22,400
		315,930
Pharmaceuticals - 0.7%
Cornerstone Therapeutics, Inc. (a)	6,486	50,526
Par Pharmaceutical Companies, Inc. (a)	3,297	98,020
ViroPharma, Inc. (a)	29,854	591,408
		739,954
TOTAL HEALTH CARE		11,677,168
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.5%
AAR Corp.	1,374	32,413
AeroVironment, Inc. (a)(e)	17,200	492,952
American Science & Engineering, Inc.	776	52,333
Ceradyne, Inc. (a)	14,476	453,967
Cubic Corp.	6,179	259,085
Curtiss-Wright Corp.	21,837	672,361
Ducommun, Inc.	2,200	40,832
Esterline Technologies Corp. (a)	9,992	752,298
Hexcel Corp. (a)	32,000	735,040
LMI Aerospace, Inc. (a)	3,189	62,887
Moog, Inc. Class A (a)	9,803	390,944
		3,945,112
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)(e)	10,168	499,045
Park-Ohio Holdings Corp. (a)	4,124	65,448
		564,493
Airlines - 0.6%
Alaska Air Group, Inc. (a)	11,268	650,502
Spirit Airlines, Inc. (a)	3,933	47,511
		698,013
Building Products - 0.1%
Gibraltar Industries, Inc. (a)	15,119	134,257
Commercial Services & Supplies - 1.8%
APAC Customer Services, Inc. (a)	27,800	234,910
Consolidated Graphics, Inc. (a)	6,820	263,116
Courier Corp.	1,000	7,410
Ennis, Inc.	2,700	42,849

	Shares	Value
G&K Services, Inc. Class A	17,539	$ 494,951
Intersections, Inc.	13,500	205,200
M&F Worldwide Corp. (a)	4,500	98,550
Multi-Color Corp.	3,614	94,036
Steelcase, Inc. Class A	21,900	181,332
Tetra Tech, Inc. (a)	10,152	202,126
TMS International Corp.	3,100	22,847
Unifirst Corp. Massachusetts	3,900	201,942
		2,049,269
Construction & Engineering - 0.8%
Great Lakes Dredge & Dock Corp.	66,286	324,139
Layne Christensen Co. (a)	8,400	235,788
MasTec, Inc. (a)	9,432	209,390
Pike Electric Corp. (a)	2,693	22,729
Sterling Construction Co., Inc. (a)	6,050	77,198
		869,244
Electrical Equipment - 0.4%
Brady Corp. Class A	2,212	60,830
Franklin Electric Co., Inc.	9,931	426,139
		486,969
Industrial Conglomerates - 0.1%
Tredegar Corp.	3,411	57,100
Machinery - 3.2%
Alamo Group, Inc.	2,600	59,618
Albany International Corp. Class A	8,643	187,899
Ampco-Pittsburgh Corp.	900	19,197
Astec Industries, Inc. (a)	4,714	163,152
Briggs & Stratton Corp.	4,492	72,546
Cascade Corp.	6,700	286,425
CLARCOR, Inc.	9,296	432,636
Colfax Corp. (a)	13,418	336,523
Hurco Companies, Inc. (a)	2,133	58,615
Kadant, Inc. (a)	18,477	430,514
L.B. Foster Co. Class A	3,193	78,229
Nordson Corp.	10,416	457,262
RBC Bearings, Inc. (a)	7,300	255,135
Sauer-Danfoss, Inc. (a)	2,700	116,721
Sun Hydraulics Corp.	688	20,255
Tennant Co.	7,820	343,767
Twin Disc, Inc.	4,882	189,568
		3,508,062
Professional Services - 0.9%
Barrett Business Services, Inc.	400	5,724
CBIZ, Inc. (a)(e)	11,681	79,548
GP Strategies Corp. (a)	2,004	24,970
Huron Consulting Group, Inc. (a)	1,059	33,666
ICF International, Inc. (a)	3,300	74,811
Insperity, Inc.	10,964	273,004
Kelly Services, Inc. Class A (non-vtg.)	12,649	192,265
On Assignment, Inc. (a)	4,129	31,380
SFN Group, Inc. (a)	17,753	248,720
		964,088
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
AMERCO (a)	6,037	$ 442,572
Arkansas Best Corp.	10,900	225,085
Quality Distribution, Inc. (a)	4,500	54,990
		722,647
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	8,656	265,047
DXP Enterprises, Inc. (a)	1,962	47,265
SeaCube Container Leasing Ltd.	4,300	57,147
		369,459
TOTAL INDUSTRIALS		14,368,713
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.4%
Anaren, Inc. (a)	20,185	400,269
Black Box Corp.	3,915	96,779
Communications Systems, Inc.	2,600	37,908
Comtech Telecommunications Corp.	10,200	283,968
DG FastChannel, Inc. (a)	19,151	419,407
Plantronics, Inc.	7,720	247,426
Riverbed Technology, Inc. (a)	2,735	67,773
		1,553,530
Computers & Peripherals - 0.1%
Cray, Inc. (a)	12,530	70,982
Xyratex Ltd.	6,300	54,054
		125,036
Electronic Equipment & Components - 3.0%
Anixter International, Inc.	9,759	575,879
Brightpoint, Inc. (a)	22,305	212,567
Coherent, Inc. (a)	9,634	425,919
Daktronics, Inc.	2,900	27,956
Electro Scientific Industries, Inc. (a)	21,600	326,592
Insight Enterprises, Inc. (a)	17,839	335,730
Measurement Specialties, Inc. (a)	5,703	178,105
MTS Systems Corp.	2,585	93,370
Multi-Fineline Electronix, Inc. (a)	3,513	66,852
Newport Corp. (a)	28,807	372,763
OSI Systems, Inc. (a)	6,671	259,502
PC Connection, Inc. (a)	1,800	16,038
Pulse Electronics Corp.	52,106	175,076
Rogers Corp. (a)	420	20,945
SYNNEX Corp. (a)	5,000	131,700
Tessco Technologies, Inc.	3,561	51,884
Vishay Precision Group, Inc. (a)	4,100	61,500
X-Rite, Inc. (a)	8,933	32,695
		3,365,073
Internet Software & Services - 0.4%
InfoSpace, Inc. (a)	24,223	231,572

	Shares	Value
Liquidity Services, Inc. (a)	5,672	$ 136,128
Perficient, Inc. (a)	2,900	25,520
		393,220
IT Services - 3.0%
CACI International, Inc. Class A (a)	12,013	661,436
Cardtronics, Inc. (a)	12,700	314,452
CSG Systems International, Inc. (a)	2,855	38,143
Euronet Worldwide, Inc. (a)	9,201	149,700
Global Cash Access Holdings, Inc. (a)	12,400	37,200
Heartland Payment Systems, Inc.	2,874	61,820
Jack Henry & Associates, Inc.	9,923	290,149
Maximus, Inc.	14,934	552,409
Ness Technologies, Inc. (a)	51,600	395,256
Teletech Holdings, Inc. (a)	27,126	481,215
Unisys Corp. (a)	173	3,043
VeriFone Systems, Inc. (a)	11,916	419,682
		3,404,505
Semiconductors & Semiconductor Equipment - 1.8%
ATMI, Inc. (a)	3,372	57,762
DSP Group, Inc. (a)	98	634
Entegris, Inc. (a)	63,418	476,903
GT Advanced Technologies, Inc. (a)(e)	32,887	401,550
Kulicke & Soffa Industries, Inc. (a)	54,566	474,724
Lattice Semiconductor Corp. (a)(e)	36,735	206,818
LTX-Credence Corp. (a)	55,951	318,361
Tessera Technologies, Inc. (a)	2,398	33,764
		1,970,516
Software - 5.5%
ACI Worldwide, Inc. (a)	17,645	527,762
Actuate Corp. (a)	6,300	40,131
Aspen Technology, Inc. (a)	39,800	668,242
Fair Isaac Corp.	22,322	570,327
JDA Software Group, Inc. (a)	10,000	264,100
Manhattan Associates, Inc. (a)	16,067	573,431
Monotype Imaging Holdings, Inc. (a)	39,324	460,484
NetScout Systems, Inc. (a)	4,182	57,712
Opnet Technologies, Inc.	11,270	388,815
Progress Software Corp. (a)	22,032	458,927
QAD, Inc.:
Class A	10,828	124,089
Class B	3,690	37,896
Quest Software, Inc. (a)	23,001	396,307
Renaissance Learning, Inc.	5,670	88,225
S1 Corp. (a)	6,800	62,492
Take-Two Interactive Software, Inc. (a)	38,337	506,815
TeleCommunication Systems, Inc. Class A (a)	25,560	96,872
TeleNav, Inc. (a)	28,032	259,296
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	20,024	$ 448,137
Verint Systems, Inc. (a)	5,038	143,986
		6,174,046
TOTAL INFORMATION TECHNOLOGY		16,985,926
MATERIALS - 6.5%
Chemicals - 3.6%
Ferro Corp. (a)	24,385	204,102
FutureFuel Corp.	1,641	18,527
Georgia Gulf Corp. (a)	10,679	226,288
H.B. Fuller Co.	26,755	593,158
Innophos Holdings, Inc.	7,400	307,914
Innospec, Inc. (a)	10,400	281,320
LSB Industries, Inc. (a)	12,600	503,370
Minerals Technologies, Inc.	2,500	145,025
OM Group, Inc. (a)	15,473	489,411
Rockwood Holdings, Inc. (a)	9,492	484,092
Senomyx, Inc. (a)(e)	13,975	59,673
Sensient Technologies Corp.	3,614	131,369
TPC Group, Inc. (a)	14,010	446,919
W.R. Grace & Co. (a)	4,068	160,361
		4,051,529
Containers & Packaging - 0.1%
Myers Industries, Inc.	11,791	128,286
Metals & Mining - 1.4%
Golden Star Resources Ltd. (a)	108,842	264,547
Handy & Harman Ltd. (a)	2,452	34,867
Hecla Mining Co. (a)	78,117	599,157
Noranda Aluminium Holding Corp. (a)	15,298	173,938
Worthington Industries, Inc.	27,500	446,875
		1,519,384
Paper & Forest Products - 1.4%
Buckeye Technologies, Inc.	21,798	592,688
Domtar Corp.	6,113	490,996
Glatfelter	16,652	239,123
Kapstone Paper & Packaging Corp. (a)	18,466	277,544
		1,600,351
TOTAL MATERIALS		7,299,550
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Consolidated Communications Holdings, Inc.	19,248	367,829
Global Crossing Ltd. (a)	14,938	424,986
HickoryTech Corp.	1,858	17,744

	Shares	Value
inContact, Inc. (a)	3,120	$ 12,449
Premiere Global Services, Inc. (a)	5,500	45,980
Vonage Holdings Corp. (a)	146,554	530,525
		1,399,513
UTILITIES - 3.1%
Electric Utilities - 2.1%
Cleco Corp.	19,099	678,587
El Paso Electric Co.	19,436	672,291
Empire District Electric Co.	10,361	214,991
MGE Energy, Inc.	4,158	175,260
Portland General Electric Co.	26,299	634,332
		2,375,461
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	5,751	234,567
Piedmont Natural Gas Co., Inc.	1,164	35,968
Southwest Gas Corp.	4,389	162,481
		433,032
Multi-Utilities - 0.5%
Avista Corp.	4,723	119,870
NorthWestern Energy Corp.	14,198	481,454
		601,324
Water Utilities - 0.1%
California Water Service Group	3,372	63,663
TOTAL UTILITIES		3,473,464
TOTAL COMMON STOCKS (Cost $103,251,305)		105,787,030
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 12/15/11 to 3/8/12 (f) (Cost $719,867)	$ 720,000	719,917
Money Market Funds - 7.1%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,723,727	$ 3,723,727
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	4,175,129	4,175,129
TOTAL MONEY MARKET FUNDS (Cost $7,898,856)		7,898,856
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $111,870,028)	114,405,803
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(2,772,152)
NET ASSETS - 100%	$ 111,633,651
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
80 NYFE Russell Mini Index Contracts	Sept. 2011	$ 5,809,600	$ 271,845

The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $519,965.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 32,877
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,683,941	$ 15,683,941	$ -	$ -
Consumer Staples	5,589,566	5,589,566	-	-
Energy	8,010,891	8,010,891	-	-
Financials	21,298,298	21,298,298	-	-
Health Care	11,677,168	11,677,168	-	-
Industrials	14,368,713	14,368,713	-	-
Information Technology	16,985,926	16,985,926	-	-
Materials	7,299,550	7,299,550	-	-
Telecommunication Services	1,399,513	1,399,513	-	-
Utilities	3,473,464	3,473,464	-	-
U.S. Government and Government Agency Obligations	719,917	-	719,917	-
Money Market Funds	7,898,856	7,898,856	-	-
Total Investments in Securities:	$ 114,405,803	$ 113,685,886	$ 719,917	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 271,845	$ 271,845	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 271,845	$ -
Total Value of Derivatives	$ 271,845	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,988,440) - See accompanying schedule: Unaffiliated issuers (cost $107,694,899)	$ 110,230,674
Fidelity Central Funds (cost $4,175,129)	4,175,129
Total Investments (cost $111,870,028)		$ 114,405,803
Segregated cash with broker for futures contracts		149,600
Receivable for investments sold		1,348,734
Receivable for fund shares sold		149,619
Dividends receivable		52,843
Interest receivable		14
Distributions receivable from Fidelity Central Funds		2,859
Receivable for daily variation margin on futures contracts		31,574
Other receivables		205
Total assets		116,141,251

Liabilities
Payable for investments purchased	$ 199,940
Payable for fund shares redeemed	72,472
Accrued management fee	46,613
Other affiliated payables	13,446
Collateral on securities loaned, at value	4,175,129
Total liabilities		4,507,600

Net Assets		$ 111,633,651
Net Assets consist of:
Paid in capital		$ 98,335,267
Undistributed net investment income		345,980
Accumulated undistributed net realized gain (loss) on investments		10,144,784
Net unrealized appreciation (depreciation) on investments		2,807,620
Net Assets, for 11,757,170 shares outstanding		$ 111,633,651
Net Asset Value, offering price and redemption price per share ($111,633,651 ÷ 11,757,170 shares)		$ 9.49

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 706,938
Interest		2,798
Income from Fidelity Central Funds		32,877
Total income		742,613

Expenses
Management fee	$ 307,353
Transfer agent fees	88,760
Independent trustees' compensation	347
Miscellaneous	184
Total expenses before reductions	396,644
Expense reductions	(11)	396,633
Net investment income (loss)		345,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,328,395
Futures contracts	238,420
Total net realized gain (loss)		10,566,815
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,687,635)
Futures contracts	10,717
Total change in net unrealized appreciation (depreciation)		(22,676,918)
Net gain (loss)		(12,110,103)
Net increase (decrease) in net assets resulting from operations		$ (11,764,123)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 345,980	$ 640,023
Net realized gain (loss)	10,566,815	11,838,428
Change in net unrealized appreciation (depreciation)	(22,676,918)	17,477,961
Net increase (decrease) in net assets resulting from operations	(11,764,123)	29,956,412
Distributions to shareholders from net investment income	-	(740,549)
Distributions to shareholders from net realized gain	(3,429,144)	-
Share transactions Proceeds from sales of shares	35,033,021	62,154,022
Reinvestment of distributions	3,277,320	708,498
Cost of shares redeemed	(25,383,887)	(63,524,536)
Net increase (decrease) in net assets resulting from share transactions	12,926,454	(662,016)
Redemption fees	71,295	32,519
Total increase (decrease) in net assets	(2,195,518)	28,586,366

Net Assets
Beginning of period	113,829,169	85,242,803
End of period (including undistributed net investment income of $345,980 and undistributed net investment income of $0, respectively)	$ 111,633,651	$ 113,829,169
Other Information Shares
Sold	3,339,547	6,638,981
Issued in reinvestment of distributions	311,236	71,090
Redeemed	(2,515,236)	(6,671,411)
Net increase (decrease)	1,135,547	38,660

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 8.05	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.06	.05	.09	.02
Net realized and unrealized gain (loss)	(.96)	2.67	2.86	(3.87)	(.99)
Total from investment operations	(.93)	2.73	2.91	(3.78)	(.97)
Distributions from net investment income	-	(.06)	(.06)	(.06)	-
Distributions from net realized gain	(.31)	-	-	-	-
Redemption fees added to paid in capital D	.01	- I	- I	.01	- I
Net asset value, end of period	$ 9.49	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Total Return B, C	(8.89)%	34.01%	55.93%	(41.94)%	(9.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.67%	.67%	.67%	.67% A
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67%	.67% A
Expenses net of all reductions	.67% A	.67%	.67%	.67%	.67% A
Net investment income (loss)	.59% A	.63%	.77%	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,634	$ 113,829	$ 85,243	$ 57,443	$ 6,343
Portfolio turnover rate F	131% A	90%	98% J	36% J	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2011
Japan	22.2%
United Kingdom	18.8%
Australia	8.6%
France	8.2%
Switzerland	7.2%
Germany	7.0%
United States of America	3.7%
Spain	3.1%
Hong Kong	2.9%
Other	18.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2011
Japan	20.6%
United Kingdom	18.6%
Australia	9.3%
Germany	8.7%
France	7.9%
United States of America	6.7%
Switzerland	5.7%
Netherlands	2.6%
Sweden	2.6%
Other	17.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.6	98.7
Short-Term Investments and Net Other Assets	0.4	1.3
Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.6	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.1
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	1.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.1	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0	0.8
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.0	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.0	1.0
	13.3
Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.8
Industrials	12.0	12.3
Consumer Discretionary	11.1	11.3
Materials	9.9	10.4
Consumer Staples	9.7	8.2
Health Care	9.0	8.2
Energy	8.2	7.1
Utilities	5.4	4.8
Information Technology	5.1	4.3
Telecommunication Services	4.8	4.1

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 8.6%
AGL Energy Ltd.	3,674	$ 60,821
ASX Ltd.	829	25,727
Australia & New Zealand Banking Group Ltd.	3,440	74,642
BHP Billiton Ltd.	9,346	397,800
Coca-Cola Amatil Ltd.	2,647	33,346
Commonwealth Bank of Australia	4,690	241,847
Crown Ltd.	7,400	65,920
CSL Ltd.	2,370	71,270
DuluxGroup Ltd.	2,500	7,112
Fortescue Metals Group Ltd.	14,860	96,142
Fosters Group Ltd.	13,957	74,330
Insurance Australia Group Ltd.	18,100	58,843
MAp Group unit	8,600	28,970
National Australia Bank Ltd.	2,950	74,830
Newcrest Mining Ltd.	249	10,718
Orica Ltd.	2,500	62,747
QBE Insurance Group Ltd.	2,245	33,899
Rio Tinto Ltd.	2,044	158,518
Telstra Corp. Ltd.	22,400	72,582
Wesfarmers Ltd.	3,000	98,652
Wesfarmers Ltd. (price protected shares)	3,056	102,422
Westfield Group unit	6,049	52,656
Westfield Retail Trust unit	7,479	20,955
Westpac Banking Corp.	4,051	89,242
Woolworths Ltd.	3,482	93,910
TOTAL AUSTRALIA		2,107,901
Austria - 0.9%
OMV AG	1,320	52,150
Telekom Austria AG	700	7,774
Vienna Insurance Group AG Wien	1,774	82,677
Voestalpine AG	2,039	78,623
TOTAL AUSTRIA		221,224
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	23,148	100,131
Bailiwick of Jersey - 0.8%
Experian PLC	9,747	111,341
Petrofac Ltd.	4,090	90,784
TOTAL BAILIWICK OF JERSEY		202,125
Belgium - 1.2%
Anheuser-Busch InBev SA NV	2,829	156,171
Bekaert SA	868	49,400
Delhaize Group SA	645	43,256
KBC Groupe SA	606	17,151
Mobistar SA	580	37,647
Umicore SA	51	2,468
TOTAL BELGIUM		306,093

	Shares	Value
Bermuda - 0.5%
Orient Overseas International Ltd.	15,000	$ 74,078
Yue Yuen Industrial (Holdings) Ltd.	15,500	42,703
TOTAL BERMUDA		116,781
Denmark - 0.7%
Novo Nordisk A/S Series B	1,505	160,333
Novozymes A/S Series B	45	6,591
TOTAL DENMARK		166,924
Finland - 1.8%
Fortum Corp.	3,400	91,440
KCI Konecranes Oyj	3	82
Kone Oyj (B Shares)	1,920	113,755
Nokia Corp.	14,771	95,021
Nokian Tyres PLC	1,646	61,057
Stora Enso Oyj (R Shares)	8,332	60,928
Wartsila Corp.	1,126	31,334
TOTAL FINLAND		453,617
France - 8.2%
Air Liquide SA	169	21,978
AXA SA	2,102	33,762
BIC SA	1,118	108,577
BNP Paribas SA	1,600	82,452
Bouygues SA	702	26,953
Carrefour SA	844	22,505
CNP Assurances	1,600	28,296
Compagnie de St. Gobain	1,858	93,519
Compagnie Generale de Geophysique SA (a)	2,720	68,873
Credit Agricole SA	6,959	68,194
Danone	370	25,284
France Telecom SA	5,170	98,785
GDF Suez	2,623	82,734
Gecina SA	684	76,589
Hermes International SA	313	119,613
Legrand SA	1,200	47,659
LVMH Moet Hennessy - Louis Vuitton	146	24,740
Natixis SA	7,165	28,709
Peugeot Citroen SA	1,660	50,869
Sanofi-aventis	1,738	126,762
Schneider Electric SA	249	33,304
Societe Generale Series A	1,885	63,261
Technip SA	201	19,625
Total SA	6,497	317,317
Unibail-Rodamco	490	105,981
VINCI SA	1,400	73,161
Vivendi	6,026	146,870
TOTAL FRANCE		1,996,372
Germany - 7.0%
Allianz AG	1,110	114,387
BASF AG	2,834	202,230
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	2,785	$ 179,608
Bayerische Motoren Werke AG (BMW)	438	35,458
Commerzbank AG (a)	27,455	81,608
Daimler AG (Germany)	1,188	64,293
Deutsche Bank AG	2,820	114,066
Deutsche Boerse AG (a)	677	39,250
Deutsche Telekom AG	5,892	74,541
E.ON AG	3,722	81,572
Infineon Technologies AG	9,805	83,631
Kabel Deutschland Holding AG (a)	1,821	101,899
Linde AG	865	132,472
Munich Re Group	33	4,308
SAP AG	1,560	85,082
Siemens AG	2,270	233,535
Volkswagen AG	97	14,751
Wacker Chemie AG	446	64,972
TOTAL GERMANY		1,707,663
Greece - 0.6%
Coca-Cola Hellenic Bottling Co. SA	554	11,373
Greek Organization of Football Prognostics SA	6,459	78,874
Public Power Corp. of Greece	5,294	45,634
TOTAL GREECE		135,881
Hong Kong - 2.9%
Bank of East Asia Ltd.	81	319
Cheung Kong Holdings Ltd.	9,000	126,347
CLP Holdings Ltd.	10,000	92,670
Hang Seng Bank Ltd.	2,000	29,464
Henderson Land Development Co. Ltd.	24	140
Hutchison Whampoa Ltd.	13,000	124,645
Kerry Properties Ltd.	8,000	34,576
New World Development Co. Ltd.	21,389	27,280
Power Assets Holdings Ltd.	3,500	27,152
Sun Hung Kai Properties Ltd.	3,495	49,244
Wharf Holdings Ltd.	17,000	108,301
Wheelock and Co. Ltd.	25,000	87,661
TOTAL HONG KONG		707,799
Ireland - 0.1%
CRH PLC	27	477
Kerry Group PLC Class A	680	26,377
TOTAL IRELAND		26,854
Israel - 0.9%
Bank Hapoalim BM (Reg.)	20,797	86,362
Israel Chemicals Ltd.	6,004	86,623
Teva Pharmaceutical Industries Ltd.	1,406	58,076
TOTAL ISRAEL		231,061
Italy - 2.2%
Assicurazioni Generali SpA	1,101	19,898

	Shares	Value
Enel SpA	30,026	$ 146,665
ENI SpA	3,382	68,007
EXOR SpA	2,813	67,288
Finmeccanica SpA	4,420	32,893
Intesa Sanpaolo SpA	20,964	34,154
Intesa Sanpaolo SpA (Risparmio Shares)	35,170	48,026
Pirelli & C SpA	9,165	76,763
Telecom Italia SpA	19,506	23,661
UniCredit SpA	9,662	13,083
TOTAL ITALY		530,438
Japan - 22.2%
Aisin Seiki Co. Ltd.	2,800	93,908
Ajinomoto Co., Inc.	2,000	23,717
Asahi Glass Co. Ltd.	4,000	39,375
Bank of Yokohama Ltd.	7,000	35,179
Canon, Inc.	4,500	212,334
Central Japan Railway Co.	15	125,413
Chiba Bank Ltd.	4,000	26,135
Chubu Electric Power Co., Inc.	4,200	79,582
Daito Trust Construction Co. Ltd.	1,200	111,258
Daiwa House Industry Co. Ltd.	8,000	99,391
DeNA Co. Ltd.	2,400	125,162
Denso Corp.	3,700	118,280
East Japan Railway Co.	1,700	102,091
Eisai Co. Ltd.	3,000	128,033
Electric Power Development Co. Ltd.	900	25,307
Elpida Memory, Inc. (a)	3,700	25,995
Fanuc Corp.	100	16,644
Fuji Heavy Industries Ltd.	13,000	81,550
Fujifilm Holdings Corp.	2,000	48,585
GREE, Inc.	4,500	145,966
Hino Motors Ltd.	4,000	23,235
Hitachi Ltd.	26,000	140,639
Honda Motor Co. Ltd.	5,300	172,689
Idemitsu Kosan Co. Ltd.	900	94,371
INPEX Corp.	12	81,803
JGC Corp.	3,000	85,577
JTEKT Corp.	6,800	83,991
Jupiter Telecommunications Co.	40	44,624
Kansai Electric Power Co., Inc.	1,900	33,754
Kao Corp.	1,300	34,534
KDDI Corp.	20	150,030
Kirin Holdings Co. Ltd.	2,000	26,680
Kuraray Co. Ltd.	2,000	28,837
Marubeni Corp.	8,000	50,725
Mitsubishi Corp.	700	16,842
Mitsubishi UFJ Financial Group, Inc.	47,600	215,867
Mitsui & Co. Ltd.	5,500	94,360
Mizuho Financial Group, Inc.	101,600	155,066
Nippon Meat Packers, Inc.	7,000	87,360
Nippon Telegraph & Telephone Corp.	400	18,727
Nishi-Nippon City Bank Ltd.	26,000	75,249
Nissan Motor Co. Ltd.	14,300	131,486
Common Stocks - continued
	Shares	Value
Japan - continued
Nisshin Seifun Group, Inc.	3,500	$ 44,386
Nitto Denko Corp.	700	27,422
NTN Corp.	17,000	85,359
NTT Data Corp.	16	51,645
NTT DoCoMo, Inc.	18	32,811
ORIX Corp.	380	34,509
Osaka Gas Co. Ltd.	13,000	52,841
Panasonic Corp.	2,000	21,256
Resona Holdings, Inc.	23,100	105,129
Sega Sammy Holdings, Inc.	5,000	116,178
Shinsei Bank Ltd.	35,000	41,906
SOFTBANK CORP.	200	6,649
Sony Corp.	2,700	59,285
Sony Financial Holdings, Inc.	3,600	56,864
Sumitomo Corp.	4,300	56,355
Sumitomo Heavy Industries Ltd.	6,000	36,337
Sumitomo Mitsui Financial Group, Inc.	3,100	91,778
Suzuki Motor Corp.	4,800	98,951
Takeda Pharmaceutical Co. Ltd.	3,800	184,036
Tokio Marine Holdings, Inc.	2,600	70,965
Tokyo Gas Co. Ltd.	11,000	50,613
Tokyu Land Corp.	15,000	61,602
TonenGeneral Sekiyu KK	3,000	34,420
Toyo Suisan Kaisha Ltd.	1,500	39,715
Toyoda Gosei Co. Ltd.	2,300	41,629
Toyota Motor Corp.	4,700	169,308
Yamada Denki Co. Ltd.	720	52,942
Yamato Holdings Co. Ltd.	7,100	123,957
Yamazaki Baking Co. Ltd.	5,000	73,465
TOTAL JAPAN		5,432,664
Luxembourg - 0.0%
Aperam	47	864
Netherlands - 2.5%
Akzo Nobel NV	372	18,940
ING Groep NV (Certificaten Van Aandelen) (a)	15,707	136,310
Koninklijke Ahold NV	7,745	90,239
Koninklijke KPN NV	2,705	38,317
Koninklijke Philips Electronics NV	242	5,119
Royal DSM NV	1,895	95,177
STMicroelectronics NV	9,011	59,772
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	160,675
TOTAL NETHERLANDS		604,549
New Zealand - 0.6%
Fletcher Building Ltd.	8,805	58,399
Sky City Entertainment Group Ltd.	32,295	92,506
TOTAL NEW ZEALAND		150,905

	Shares	Value
Norway - 0.8%
StatoilHydro ASA	6,227	$ 149,613
Telenor ASA	3,400	56,849
TOTAL NORWAY		206,462
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	6,948	59,819
Singapore - 1.6%
Ascendas Real Estate Investment Trust (A-REIT)	5,000	8,803
ComfortDelgro Corp. Ltd.	20,000	22,837
Oversea-Chinese Banking Corp. Ltd.	9,333	67,816
SembCorp Marine Ltd.	21,000	70,977
Singapore Airlines Ltd.	9,000	82,511
UOL Group Ltd.	24,000	91,081
Yangzijiang Shipbuilding Holdings Ltd.	60,000	57,798
TOTAL SINGAPORE		401,823
Spain - 3.1%
Amadeus IT Holding SA Class A	5,232	104,555
Banco Bilbao Vizcaya Argentaria SA	6,241	56,634
Banco Santander SA (Spain)	14,442	133,454
Distribuidora Internacional de Alimentacion SA (a)	844	3,638
Gas Natural SDG SA	5,310	97,189
Iberdrola SA	10,216	75,351
Inditex SA	821	69,944
Repsol YPF SA	2,174	62,684
Telefonica SA	6,930	144,091
Vallehermoso SA (a)	104	799
TOTAL SPAIN		748,339
Sweden - 2.5%
Alfa Laval AB	1,600	31,416
Getinge AB (B Shares)	362	9,346
H&M Hennes & Mauritz AB (B Shares)	461	14,366
Nordea Bank AB	1,287	11,874
Scania AB (B Shares)	4,742	86,005
Svenska Cellulosa AB (SCA) (B Shares)	5,000	67,461
Swedbank AB (A Shares)	1,169	16,086
Swedish Match Co.	3,230	117,215
Tele2 AB (B Shares)	2,729	57,587
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	84,865
Volvo AB (B Shares)	8,481	105,466
TOTAL SWEDEN		601,687
Switzerland - 7.2%
ABB Ltd. (Reg.)	8,897	189,713
Compagnie Financiere Richemont SA Series A	216	12,537
Credit Suisse Group	2,031	58,230
Givaudan SA	54	52,191
Nestle SA	7,130	441,512
Novartis AG	4,297	250,679
Common Stocks - continued
	Shares	Value
Switzerland - continued
Pargesa Holding SA	913	$ 74,592
Roche Holding AG (participation certificate)	2,181	381,810
Straumann Holding AG	170	32,460
Sulzer AG (Reg.)	90	12,115
The Swatch Group AG (Bearer)	100	45,658
Transocean Ltd. (Switzerland)	1,893	105,172
UBS AG (a)	6,080	87,892
Zurich Financial Services AG	86	19,398
TOTAL SWITZERLAND		1,763,959
United Kingdom - 18.8%
Anglo American PLC (United Kingdom)	3,270	136,326
AstraZeneca PLC:
(United Kingdom)	1,860	88,098
sponsored ADR	3,188	151,175
Aviva PLC	5,824	32,102
BAE Systems PLC	18,290	81,760
Barclays PLC	49,879	137,854
BG Group PLC	5,166	111,732
BHP Billiton PLC	4,530	154,225
BP PLC	55,975	365,452
British American Tobacco PLC (United Kingdom)	2,972	132,266
BT Group PLC	25,000	69,356
Cable & Wireless PLC	14,975	8,605
Centrica PLC	16,449	79,914
Compass Group PLC	2,648	23,691
Diageo PLC	4,000	80,395
GlaxoSmithKline PLC	2,172	46,253
GlaxoSmithKline PLC sponsored ADR	7,029	301,052
HSBC Holdings PLC:
(United Kingdom)	25,004	217,846
sponsored ADR	1,973	85,944
Imperial Tobacco Group PLC	2,110	69,961
ITV PLC (a)	84,341	83,881
Land Securities Group PLC	1,841	22,016
Legal & General Group PLC	53,160	90,634
Lloyds Banking Group PLC (a)	7,148	3,900
Marks & Spencer Group PLC	19,061	99,722
National Grid PLC	8,337	84,016
Next PLC	2,789	106,876
Old Mutual PLC	52,366	101,950
Pearson PLC	3,305	59,754
Reckitt Benckiser Group PLC	170	9,040
Rexam PLC	17,472	100,402
Rio Tinto PLC	4,109	250,544
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,532	218,565
Class B	4,430	149,122
SABMiller PLC	354	12,830
Scottish & Southern Energy PLC	6,255	132,035
Serco Group PLC	7,550	62,890

	Shares	Value
Standard Chartered PLC (United Kingdom)	2,986	$ 67,879
Tesco PLC	10,024	61,623
Unilever PLC	5,187	174,101
Vedanta Resources PLC	1,480	33,788
Vodafone Group PLC	97,309	255,434
Xstrata PLC	2,079	36,425
TOTAL UNITED KINGDOM		4,591,434
United States of America - 0.2%
Synthes, Inc.	306	54,594
TOTAL COMMON STOCKS (Cost $24,064,301)		23,627,963
Nonconvertible Preferred Stocks - 0.0%

Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	1,999
Government Obligations - 0.6%
Principal Amount
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 9/29/11 to 1/19/12 (b) (Cost $134,986)	$ 135,000	134,993
Money Market Funds - 1.9%
Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c) (Cost $466,581)	466,581	466,581
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $24,666,928)	24,231,536
NET OTHER ASSETS (LIABILITIES) - 1.0%	249,462
NET ASSETS - 100%	$ 24,480,998
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	$ 759,900	$ (78,361)

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $104,995.
(c) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,555
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,432,664	$ -	$ 5,432,664	$ -
United Kingdom	4,591,434	2,072,151	2,519,283	-
Australia	2,107,901	1,710,101	397,800	-
France	1,996,372	1,384,635	611,737	-
Switzerland	1,763,959	1,177,445	586,514	-
Germany	1,709,662	1,276,979	432,683	-
Spain	748,339	414,160	334,179	-
Hong Kong	707,799	707,799	-	-
Netherlands	604,549	242,673	361,876	-
Other	3,967,283	3,111,240	856,043	-
Government Obligations	134,993	-	134,993	-
Money Market Funds	466,581	466,581	-	-
Total Investments in Securities:	$ 24,231,536	$ 12,563,764	$ 11,667,772	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (78,361)	$ (78,361)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (78,361)
Total Value of Derivatives	$ -	$ (78,361)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $3,656,500 of which $1,011,502, $1,890,764 and $754,234 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,666,928)		$ 24,231,536
Foreign currency held at value (cost $88,384)		88,316
Receivable for fund shares sold		64,753
Dividends receivable		97,267
Interest receivable		10
Receivable for daily variation margin on futures contracts		13,150
Total assets		24,495,032

Liabilities
Payable for fund shares redeemed	$ 1,452
Accrued management fee	9,538
Transfer agent fee payable	3,044
Total liabilities		14,034

Net Assets		$ 24,480,998
Net Assets consist of:
Paid in capital		$ 27,737,187
Undistributed net investment income		480,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,228,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(508,960)
Net Assets, for 3,539,263 shares outstanding		$ 24,480,998
Net Asset Value, offering price and redemption price per share ($24,480,998 ÷ 3,539,263 shares)		$ 6.92

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 619,193
Interest		732
Income from Fidelity Central Funds		1,555
Income before foreign taxes withheld		621,480
Less foreign taxes withheld		(54,852)
Total income		566,628

Expenses
Management fee	$ 62,271
Transfer agent fees	19,898
Independent trustees' compensation	76
Miscellaneous	40
Total expenses		82,285
Net investment income (loss)		484,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	540,290
Foreign currency transactions	30,146
Futures contracts	10,038
Total net realized gain (loss)		580,474
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,876,458)
Assets and liabilities in foreign currencies	(7,656)
Futures contracts	(153,298)
Total change in net unrealized appreciation (depreciation)		(4,037,412)
Net gain (loss)		(3,456,938)
Net increase (decrease) in net assets resulting from operations		$ (2,972,595)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 484,343	$ 552,203
Net realized gain (loss)	580,474	(834,033)
Change in net unrealized appreciation (depreciation)	(4,037,412)	3,872,862
Net increase (decrease) in net assets resulting from operations	(2,972,595)	3,591,032
Distributions to shareholders from net investment income	(53,507)	(534,394)
Distributions to shareholders from net realized gain	(17,836)	-
Total distributions	(71,343)	(534,394)
Share transactions Proceeds from sales of shares	7,335,270	14,443,401
Reinvestment of distributions	67,866	507,651
Cost of shares redeemed	(5,353,944)	(12,491,341)
Net increase (decrease) in net assets resulting from share transactions	2,049,192	2,459,711
Redemption fees	677	1,042
Total increase (decrease) in net assets	(994,069)	5,517,391

Net Assets
Beginning of period	25,475,067	19,957,676
End of period (including undistributed net investment income of $480,772 and undistributed net investment income of $49,936, respectively)	$ 24,480,998	$ 25,475,067
Other Information Shares
Sold	976,724	2,066,221
Issued in reinvestment of distributions	8,848	70,971
Redeemed	(726,272)	(1,891,969)
Net increase (decrease)	259,300	245,223

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.77	$ 6.58	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.15	.18	.03
Net realized and unrealized gain (loss)	(.97)	1.19	2.17	(4.96)	(.68)
Total from investment operations	(.83)	1.36	2.32	(4.78)	(.65)
Distributions from net investment income	(.02)	(.17)	(.14)	(.14)	-
Distributions from net realized gain	(.01)	-	(.02)	(.01)	-
Total distributions	(.02) K	(.17)	(.16)	(.15)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 6.92	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Total Return B, C	(10.71)%	20.95%	52.44%	(51.52)%	(6.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.62%	.62%	.62%	.62% A
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.62%	.62% A
Expenses net of all reductions	.62% A	.62%	.62%	.62%	.62% A
Net investment income (loss)	3.66% A	2.50%	2.39%	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,481	$ 25,475	$ 19,958	$ 12,950	$ 7,273
Portfolio turnover rate F	38% A	32%	22% I	42% I	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

J Amount represents less than $.01 per share.

K Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 98,556,201	$ 10,313,475	$ (3,309,683)	$ 7,003,792
Fidelity Large Cap Value Enhanced Index Fund	96,902,511	7,984,331	(6,984,594)	999,737
Fidelity Large Cap Core Enhanced Index Fund	118,051,610	3,362,033	(25,445,643)	(22,083,610)
Fidelity Mid Cap Enhanced Index Fund	72,289,909	6,607,776	(6,414,877)	192,899
Fidelity Small Cap Enhanced Index Fund	111,955,954	12,490,640	(10,040,791)	2,449,849
Fidelity International Enhanced Index Fund	24,688,342	2,942,120	(3,398,926)	(456,806)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset

Semiannual Report

2. Significant Accounting Policies - continued

Short Term Trading (Redemption) Fees - continued

value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. For Fidelity Small Cap Enhanced Index Fund, total redemption fees include $40,341 paid by an affiliate of FMR for fees not paid to the fund in prior periods.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$ (447,758)	$ 142,784
Total (a)	$ (447,758)	$ 142,784
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$ (122,784)	$ (21,522)
Total (a)	$ (122,784)	$ (21,522)
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	$ (35,727)	$ 100,366
Total (a)	$ (35,727)	$ 100,366
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ (298,764)	$ 29,928
Total (a)	$ (298,764)	$ 29,928
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 238,420	$ 10,717
Total (a)	$ 238,420	$ 10,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	$ 10,038	$ (153,298)
Total (a)	$ 10,038	$ (153,298)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	47,200,284	30,081,187
Fidelity Large Cap Value Enhanced Index Fund	42,641,252	37,490,067
Fidelity Large Cap Core Enhanced Index Fund	171,898,813	1,024,965,838
Fidelity Mid Cap Enhanced Index Fund	50,434,786	36,030,889
Fidelity Small Cap Enhanced Index Fund	86,913,609	74,531,617
Fidelity International Enhanced Index Fund	7,891,354	4,738,198

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$ 79,198,500.40%		$ 1,769

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 106
Fidelity Large Cap Value Enhanced Index Fund	132
Fidelity Large Cap Core Enhanced Index Fund	1,278
Fidelity Mid Cap Enhanced Index Fund	99
Fidelity Small Cap Enhanced Index Fund	184
Fidelity International Enhanced Index Fund	40

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Total Security Lending Income
Fidelity Large Cap Growth Enhanced Index Fund	$ 4,329
Fidelity Large Cap Value Enhanced Index Fund	7,284
Fidelity Large Cap Core Enhanced Index Fund	17,794
Fidelity Mid Cap Enhanced Index Fund	9,385
Fidelity Small Cap Enhanced Index Fund	32,877
Fidelity International Enhanced Index Fund	1,555

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Core Enhanced Index Fund	$ 32
Fidelity Small Cap Enhanced Index Fund	11

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity II Fund was the owner of record of approximately 32% of the total outstanding shares of Fidelity Large Cap Core Enhanced Index Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GEI-USAN-1011
1.855141.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 27, 2011